UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-21993

RevenueShares ETF Trust

(Exact name of registrant as specified in charter)

One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA	19103

(Address of principal executive offices)	(Zip code)

Vincent T. Lowry
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-738-8870

Date of fiscal year end: June 30

Date of reporting period: January 1, 2010 – March 31, 2010

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS
REVENUESHARES LARGE CAP FUND
March 31, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS†—99.7%
Automobiles & Components—2.4%
Ford Motor Co. *	181,007	$2,275,258
Goodyear Tire & Rubber Co.*	16,011	202,379
Harley-Davidson, Inc.	2,828	79,382
Johnson Controls, Inc.	16,169	533,415

Total Automobiles & Components		3,090,434

Banks—2.6%
BB&T Corp.	5,831	188,866
Comerica, Inc.	1,733	65,923
Fifth Third Bancorp	11,139	151,379
First Horizon National Corp. *	2,594	36,446
Hudson City Bancorp, Inc.	3,189	45,156
Huntington Bancshares, Inc.	12,303	66,067
KeyCorp	14,604	113,181
M&T Bank Corp.	904	71,760
Marshall & Ilsley Corp.	8,557	68,884
People’s United Financial, Inc.	1,039	16,250
PNC Financial Services Group, Inc.	4,556	271,993
Regions Financial Corp.	23,305	182,944
SunTrust Banks, Inc.	7,016	187,959
U.S. Bancorp	11,922	308,541
Wells Fargo & Co.	49,143	1,529,330
Zions Bancorporation	3,658	79,818

Total Banks		3,384,497

Capital Goods—9.7%
3M Co.	4,018	335,784
Boeing Co.	16,479	1,196,540
Caterpillar, Inc.	9,495	596,761
Cummins, Inc.	3,369	208,710
Danaher Corp.	2,239	178,918
Deere & Co.	6,862	408,015
Dover Corp.	2,112	98,736
Eaton Corp.	2,736	207,307
Emerson Electric Co.	7,690	387,115
Fastenal Co.	694	33,305
First Solar, Inc.*	240	29,436
Flowserve Corp.	670	73,881
Fluor Corp.	8,005	372,313
General Dynamics Corp.	6,722	518,938
General Electric Co.	148,655	2,705,521
Goodrich Corp.	1,617	114,031
Honeywell International, Inc.	11,379	515,127
Illinois Tool Works, Inc.	4,114	194,839
ITT Corp.	3,088	165,548
Jacobs Engineering Group, Inc.*	4,969	224,549
L-3 Communications Holdings, Inc.	2,693	246,760
Lockheed Martin Corp.	8,335	693,639
Masco Corp.	8,454	131,206
Northrop Grumman Corp.	9,213	604,096
PACCAR, Inc.	3,507	151,993
Pall Corp.	919	37,210
Parker Hannifin Corp.	3,022	195,644
Precision Castparts Corp.	924	117,080
Quanta Services, Inc.*	2,596	49,739
Raytheon Co.	6,651	379,905
Rockwell Automation, Inc.	1,450	81,722
Rockwell Collins, Inc.	1,266	79,239
Roper Industries, Inc.	487	28,168
Snap-On, Inc.	815	35,322
Textron, Inc.	8,152	173,067
United Technologies Corp.	11,352	835,621
W.W. Grainger, Inc.	916	99,038

Total Capital Goods		12,504,823

See notes to schedule of investments

Investments	Shares	Value

Commercial & Professional Services—0.6%
Avery Dennison Corp.	2,305	$83,925
Cintas Corp.	1,928	54,158
Dun & Bradstreet Corp.	319	23,740
Equifax, Inc.	804	28,783
Iron Mountain, Inc.	1,797	49,238
Monster Worldwide, Inc.*	1,175	19,517
Pitney Bowes, Inc.	3,565	87,164
R.R. Donnelley & Sons Co.	6,675	142,511
Republic Services, Inc.	3,614	104,878
Robert Half International, Inc.	1,863	56,691
Stericycle, Inc.*	217	11,827
Waste Management, Inc.	5,120	176,281

Total Commercial & Professional Services		838,713

Consumer Durables & Apparel—1.4%
Coach, Inc.	1,420	56,118
D.R. Horton, Inc.	6,516	82,102
Eastman Kodak Co.*	24,393	141,235
Fortune Brands, Inc.	2,241	108,711
Harman International Industries, Inc.*	1,350	63,153
Hasbro, Inc.	1,848	70,741
Leggett & Platt, Inc.	2,323	50,270
Lennar Corp. Class A	4,342	74,726
Mattel, Inc.	3,989	90,710
Newell Rubbermaid, Inc.	5,149	78,265
Nike, Inc. Class B	4,464	328,104
Polo Ralph Lauren Corp.	919	78,152
Pulte Homes, Inc.*	6,975	78,469
Stanley Black & Decker, Inc.	1,142	65,562
VF Corp.	1,415	113,412
Whirlpool Corp.	3,192	278,502

Total Consumer Durables & Apparel		1,758,232

Consumer Services—1.3%
Apollo Group, Inc. Class A*	946	57,980
Carnival Corp.	5,943	231,065
Darden Restaurants, Inc.	3,158	140,657
DeVry, Inc.	467	30,448
H&R Block, Inc.	2,829	50,356
International Game Technology	1,772	32,693
Marriott International, Inc. Class A	6,067	191,233
McDonald’s Corp.	5,238	349,480
Starbucks Corp. *	6,470	157,027
Starwood Hotels & Resorts Worldwide, Inc.	2,119	98,830
Wyndham Worldwide Corp.	2,802	72,095
Wynn Resorts Ltd.	709	53,763
Yum! Brands, Inc.	4,542	174,095

Total Consumer Services		1,639,722

Diversified Financials—6.8%
American Express Co.	9,797	404,224
Ameriprise Financial, Inc.	2,728	123,742
Bank of America Corp.	137,042	2,446,199
Bank of New York Mellon Corp.	4,398	135,810
Capital One Financial Corp.	6,003	248,584
Charles Schwab Corp.	3,672	68,630
Citigroup, Inc.*	395,533	1,601,909
CME Group, Inc.	117	36,985
Discover Financial Services	5,665	84,409
E*Trade Financial Corp. *	25,762	42,507
Federated Investors, Inc. Class B	603	15,907
Franklin Resources, Inc.	593	65,764
Goldman Sachs Group, Inc.	3,977	678,596
IntercontinentalExchange, Inc. *	106	11,891
Invesco Ltd.	1,600	35,056
Janus Capital Group, Inc.	849	12,132
JPMorgan Chase & Co.	40,012	1,790,537
See notes to schedule of investments

Investments	Shares	Value

Legg Mason, Inc.	2,075	$59,490
Leucadia National Corp.*	580	14,390
Moody’s Corp.	847	25,198
Morgan Stanley	15,102	442,338
Nasdaq OMX Group, Inc. *	2,628	55,503
Northern Trust Corp.	1,372	75,817
NYSE Euronext	2,683	79,444
SLM Corp.	7,702	96,429
State Street Corp.	3,538	159,705
T.Rowe Price Group, Inc.	476	26,147

Total Diversified Financials		8,837,343

Energy—11.1%
Anadarko Petroleum Corp.	2,091	152,288
Apache Corp.	1,200	121,800
Baker Hughes, Inc.	3,845	180,100
BJ Services Co.	3,816	81,662
Cabot Oil & Gas Corp.	331	12,181
Cameron International Corp. *	2,031	87,049
Chesapeake Energy Corp.	5,295	125,174
Chevron Corp.	28,880	2,189,970
ConocoPhillips	38,937	1,992,406
Consol Energy, Inc.	1,381	58,913
Denbury Resources, Inc. *	1,028	17,342
Devon Energy Corp.	1,906	122,804
Diamond Offshore Drilling, Inc.	570	50,622
El Paso Corp.	7,135	77,343
EOG Resources, Inc.	616	57,251
Exxon Mobil Corp.	53,429	3,578,675
FMC Technologies, Inc.*	1,206	77,944
Halliburton Co.	8,161	245,891
Helmerich & Payne, Inc.	805	30,654
Hess Corp.	7,322	457,991
Marathon Oil Corp.	21,770	688,803
Massey Energy Co.	1,122	58,669
Murphy Oil Corp.	4,778	268,476
Nabors Industries Ltd. *	3,079	60,441
National Oilwell Varco, Inc.	4,410	178,958
Noble Energy, Inc.	461	33,653
Occidental Petroleum Corp.	2,840	240,094
Peabody Energy Corp.	2,125	97,113
Pioneer Natural Resources Co.	589	33,172
Range Resources Corp.	345	16,170
Rowan Cos., Inc.*	1,267	36,882
Schlumberger Ltd.	5,589	354,678
Smith International, Inc.	5,059	216,626
Southwestern Energy Co. *	725	29,522
Spectra Energy Corp.	3,255	73,335
Sunoco, Inc.	16,050	476,846
Tesoro Corp.	18,589	258,387
Valero Energy Corp.	59,326	1,168,722
Williams Cos., Inc.	6,157	142,227
XTO Energy, Inc.	2,976	140,408

Total Energy		14,291,242

Food & Staples Retailing—9.9%
Costco Wholesale Corp.	17,772	1,061,166
CVS Caremark Corp.	44,521	1,627,688
Kroger Co.	54,803	1,187,033
Safeway, Inc.	28,372	705,328
SUPERVALU, Inc.	47,696	795,569
SYSCO Corp.	18,601	548,730
Walgreen Co.	23,316	864,790
Wal-Mart Stores, Inc.	106,391	5,915,340
Whole Foods Market, Inc.*	4,435	160,325

Total Food & Staples Retailing		12,865,969

See notes to schedule of investments

Investments	Shares	Value

Food Beverage & Tobacco—4.9%
Altria Group, Inc.	12,275	$251,883
Archer-Daniels-Midland Co.	35,274	1,019,419
Brown-Forman Corp. Class B	698	41,496
Campbell Soup Co.	3,198	113,049
Coca-Cola Co.	7,502	412,610
Coca-Cola Enterprises, Inc.	15,899	439,766
ConAgra Foods, Inc.	8,061	202,089
Constellation Brands, Inc. Class A *	3,443	56,603
Dean Foods Co.*	9,498	149,024
Dr Pepper Snapple Group, Inc.	2,895	101,817
General Mills, Inc.	3,024	214,069
H.J. Heinz Co.	3,447	157,218
Hershey Co.	2,113	90,458
Hormel Foods Corp.	2,466	103,597
J.M. Smucker Co.	790	47,605
Kellogg Co.	3,409	182,143
Kraft Foods, Inc. Class A	21,526	650,946
Lorillard Inc.	610	45,896
McCormick & Co., Inc.	1,262	48,410
Molson Coors Brewing Co. Class B	940	39,536
PepsiCo, Inc.	9,962	659,086
Philip Morris International, Inc.	7,173	374,144
Reynolds American, Inc.	2,312	124,802
Sara Lee Corp.	14,916	207,780
Tyson Foods, Inc. Class A	30,588	585,760

Total Food Beverage & Tobacco		6,319,206

Health Care Equipment & Services—8.4%
Aetna, Inc.	15,127	531,109
AmerisourceBergen Corp.	40,325	1,166,199
Baxter International, Inc.	3,018	175,648
Becton Dickinson & Co.	1,311	103,215
Boston Scientific Corp. *	13,340	96,315
C.R. Bard, Inc.	435	37,680
Cardinal Health, Inc.	43,114	1,553,396
CareFusion Corp.*	2,258	59,679
Cigna Corp.	7,617	278,630
Coventry Health Care, Inc. *	8,387	207,327
DaVita, Inc. *	1,441	91,359
DENTSPLY International, Inc.	814	28,368
Express Scripts, Inc. *	3,611	367,455
Hospira, Inc. *	1,135	64,298
Humana, Inc. *	10,507	491,412
Intuitive Surgical, Inc. *	63	21,932
Laboratory Corp. of America Holdings *	911	68,972
McKesson Corp.	24,633	1,618,880
Medco Health Solutions, Inc. *	12,730	821,849
Medtronic, Inc.	4,841	217,990
Patterson Cos., Inc.	1,550	48,128
Quest Diagnostics, Inc.	1,785	104,048
St. Jude Medical, Inc. *	1,744	71,591
Stryker Corp.	1,849	105,800
Tenet Healthcare Corp. *	27,445	156,985
UnitedHealth Group, Inc.	40,922	1,336,922
Varian Medical Systems, Inc. *	672	37,182
WellPoint, Inc. *	15,324	986,559
Zimmer Holdings, Inc. *	1,033	61,154

Total Health Care Equipment & Services		10,910,082

Household & Personal Products—1.6%
Avon Products, Inc.	4,337	146,894
Clorox Co.	1,262	80,945
Colgate-Palmolive Co.	2,586	220,482
Estee Lauder Cos., Inc. Class A	2,299	149,136
Kimberly-Clark Corp.	4,170	262,210
Mead Johnson Nutrition Co.	104	5,411
Procter & Gamble Co.	18,731	1,185,110

Total Household & Personal Products		2,050,188

See notes to schedule of investments

Investments	Shares	Value

Insurance—4.6%
Aflac, Inc.	5,520	$299,681
Allstate Corp.	15,672	506,362
American International Group, Inc.*	26,130	892,078
AON Corp.	2,816	120,271
Assurant, Inc.	4,268	146,734
Berkshire Hathaway, Inc. Class A*	1	121,800
Berkshire Hathaway, Inc. Class B*	1,169	95,005
Chubb Corp.	3,728	193,297
Cincinnati Financial Corp.	2,101	60,719
Genworth Financial, Inc. Class A*	12,866	235,962
Hartford Financial Services Group, Inc.	11,247	319,640
Lincoln National Corp.	5,417	166,302
Loews Corp.	5,297	197,472
Marsh & McLennan Cos., Inc.	6,914	168,840
Metlife, Inc.	17,099	741,071
Principal Financial Group, Inc.	5,596	163,459
Progressive Corp.	11,807	225,396
Prudential Financial, Inc.	9,250	559,625
Torchmark Corp.	1,067	57,095
Travelers Cos., Inc.	6,794	366,468
Unum Group	7,523	186,345
XL Capital Ltd. Class A	5,220	98,658

Total Insurance		5,922,280

Materials—3.3%
Air Products & Chemicals, Inc.	1,553	114,844
Airgas, Inc.	1,373	87,350
AK Steel Holding Corp.	3,106	71,003
Alcoa, Inc.	19,049	271,259
Allegheny Technologies, Inc.	1,378	74,398
Ball Corp.	2,009	107,240
Bemis Co., Inc.	1,645	47,244
CF Industries Holdings, Inc.	513	46,775
Cliffs Natural Resources, Inc.	657	46,614
Dow Chemical Co.	23,518	695,428
E.I. Du Pont de Nemours & Co.	11,626	432,953
Eastman Chemical Co.	1,268	80,746
Ecolab, Inc.	1,841	80,912
FMC Corp.	773	46,797
Freeport-McMoRan Copper & Gold, Inc.	2,451	204,757
International Flavors & Fragrances, Inc.	796	37,945
International Paper Co.	13,481	331,768
MeadWestvaco Corp.	3,142	80,278
Monsanto Co.	2,039	145,625
Newmont Mining Corp.	1,826	92,998
Nucor Corp.	4,259	193,273
Owens-Illinois, Inc.*	3,354	119,201
Pactiv Corp.*	2,043	51,443
PPG Industries, Inc.	3,019	197,443
Praxair, Inc.	1,566	129,978
Sealed Air Corp.	2,767	58,328
Sigma-Aldrich Corp.	493	26,454
Titanium Metals Corp.*	1,286	21,335
United States Steel Corp.	3,860	245,188
Vulcan Materials Co.	867	40,957
Weyerhaeuser Co.	2,056	93,075

Total Materials		4,273,609

Media—3.1%
CBS Corp. Class B	13,680	190,699
Comcast Corp. Class A	28,773	541,508
DIRECTV Class A*	9,122	308,415
Discovery Communications Class A*	6,174	208,619
Gannett Co., Inc.	6,626	109,462
Interpublic Group of Cos., Inc.*	12,399	103,160
McGraw-Hill Cos., Inc.	2,670	95,186
Meredith Corp.	717	24,672
New York Times Co. Class A*	3,996	44,475
See notes to schedule of investments

Investments	Shares	Value

News Corp. Class A	36,082	$519,942
Omnicom Group, Inc.	4,690	182,019
Scripps Networks Interactive, Inc. Class A	556	24,659
Time Warner Cable, Inc.	5,996	319,647
Time Warner, Inc.	15,794	493,878
Viacom, Inc. Class B *	6,461	222,129
Walt Disney Co.	16,409	572,837
Washington Post Co. Class B	148	65,739

Total Media		4,027,046

Pharmaceuticals, Biotechnology & life Sciences—3.1%
Abbott Laboratories	7,918	417,120
Allergan, Inc.	1,040	67,933
Amgen, Inc. *	3,715	222,008
Biogen Idec, Inc. *	1,279	73,363
Bristol-Myers Squibb Co.	11,847	316,315
Celgene Corp. *	686	42,505
Cephalon, Inc.*	539	36,533
Eli Lilly & Co.	8,621	312,253
Forest Laboratories, Inc. *	1,768	55,444
Genzyme Corp. *	1,318	68,312
Gilead Sciences, Inc. *	1,976	89,868
Johnson & Johnson	13,504	880,462
King Pharmaceuticals, Inc. *	1,750	20,580
Life Technologies Corp. *	835	43,645
Merck & Co., Inc.	8,949	334,245
Millipore Corp. *	335	35,376
Mylan, Inc. *	3,948	89,659
PerkinElmer, Inc.	1,422	33,986
Pfizer, Inc.	35,854	614,896
Thermo Fisher Scientific, Inc. *	2,947	151,594
Waters Corp. *	359	24,247
Watson Pharmaceuticals, Inc. *	1,030	43,023

Total Pharmaceuticals, Biotechnology & Life Science		3,973,367

Real Estate—0.4%
Apartment Investment & Management Co. Class A (a)	1,384	25,479
AvalonBay Communities, Inc. (a)	124	10,707
Boston Properties, Inc. (a)	254	19,162
CB Richard Ellis Group, Inc. Class A *	5,167	81,897
Equity Residential (a)	931	36,449
HCP, Inc. (a)	462	15,246
Health Care REIT, Inc. (a)	215	9,724
Host Hotels & Resorts, Inc. (a)	6,448	94,462
Kimco Realty Corp. (a)	618	9,666
Plum Creek Timber Co., Inc. (a)	479	18,638
ProLogis (a)	2,706	35,719
Public Storage, Inc. (a)	248	22,814
Simon Property Group, Inc. (a)	712	59,737
Ventas, Inc. (a)	329	15,621
Vornado Realty Trust (a)	571	43,225

Total Real Estate		498,546

Retailing—7.0%
Abercrombie & Fitch Co. Class A	1,541	70,331
Amazon.com, Inc. *	2,340	317,608
AutoNation, Inc. *	8,683	156,989
AutoZone, Inc. *	619	107,143
Bed Bath & Beyond, Inc. *	2,818	123,316
Best Buy Co., Inc.	14,604	621,254
Big Lots, Inc. *	2,390	87,044
Expedia, Inc.	1,657	41,359
Family Dollar Stores, Inc.	3,771	138,056
GameStop Corp. Class A *	5,506	120,636
Gap, Inc.	10,324	238,588
Genuine Parts Co.	3,832	161,864
Home Depot, Inc.	38,395	1,242,078
JC Penney Co., Inc.	9,714	312,499
See notes to schedule of investments

Investments	Shares	Value

Kohl’s Corp. *	4,442	$243,333
Limited Brands, Inc.	7,412	182,483
Lowe’s Cos., Inc.	30,456	738,253
Macy’s, Inc.	23,056	501,929
Nordstrom, Inc.	3,521	143,833
Office Depot, Inc. *	27,321	218,022
O’Reilly Automotive, Inc.*	1,810	75,495
priceline.com, Inc.*	185	47,175
RadioShack Corp.	3,192	72,235
Ross Stores, Inc.	842	45,022
Sears Holdings Corp. *	9,610	1,042,012
Sherwin-Williams Co.	1,663	112,552
Staples, Inc.	13,190	308,514
Target Corp.	20,511	1,078,879
Tiffany & Co.	1,165	55,326
TJX Cos., Inc.	7,258	308,610
Urban Outfitters, Inc. *	3,062	116,448

Total Retailing		9,028,886

Semiconductors & Semiconductor Equipment—1.0%
Advanced Micro Devices, Inc. *	8,658	80,260
Altera Corp.	812	19,740
Analog Devices, Inc.	1,009	29,079
Applied Materials, Inc.	6,013	81,055
Broadcom Corp. Class A	1,980	65,696
Intel Corp.	23,466	522,353
KLA-Tencor Corp.	739	22,850
Linear Technology Corp.	466	13,178
LSI Corp. *	5,716	34,982
MEMC Electronic Materials, Inc. *	1,381	21,171
Microchip Technology, Inc.	466	13,123
Micron Technology, Inc. *	8,614	89,499
National Semiconductor Corp.	1,609	23,250
Novellus Systems, Inc. *	362	9,050
NVIDIA Corp.	4,218	73,309
Teradyne, Inc. *	1,157	12,924
Texas Instruments, Inc.	5,575	136,420
Xilinx, Inc.	971	24,761

Total Semiconductors & Semiconductor Equipment		1,272,700

Software & Services—2.4%
Adobe Systems, Inc. *	1,260	44,566
Akamai Technologies, Inc. *	490	15,391
Autodesk, Inc. *	1,488	43,777
Automatic Data Processing, Inc.	2,968	131,987
BMC Software, Inc. *	614	23,332
CA, Inc.	2,722	63,885
Citrix Systems, Inc. *	606	28,767
Cognizant Technology Solutions Corp. Class A *	1,034	52,713
Computer Sciences Corp. *	4,440	241,936
Compuware Corp. *	1,905	16,002
eBay, Inc. *	5,373	144,802
Electronic Arts, Inc. *	3,883	72,457
Fidelity National Information Services, Inc.	2,064	48,380
Fiserv, Inc. *	1,385	70,303
Google, Inc. Class A *	569	322,629
Intuit, Inc. *	1,521	52,231
Mastercard, Inc. Class A	307	77,978
McAfee, Inc. *	803	32,224
Microsoft Corp.	29,471	862,615
Novell, Inc. *	2,481	14,861
Oracle Corp.	14,998	385,299
Paychex, Inc.	945	29,012
Red Hat, Inc. *	339	9,923
SAIC, Inc.*	1,884	33,347
Salesforce.com, Inc. *	214	15,932
Symantec Corp. *	5,047	85,395
Total System Services, Inc.	1,313	20,562
VeriSign, Inc. *	586	15,242
See notes to schedule of investments

Investments	Shares	Value

Visa, Inc. Class A	97	$8,830
Western Union Co.	3,648	61,870
Yahoo! Inc. *	6,061	100,188

Total Software & Services		3,126,436

Technology Hardware & Equipment—5.7%
Agilent Technologies, Inc. *	2,348	80,748
Amphenol Corp. Class A	940	39,659
Apple, Inc. *	2,549	598,837
Cisco Systems, Inc. *	22,799	593,458
Corning, Inc.	3,983	80,496
Dell, Inc. *	69,567	1,044,201
EMC Corp.*	12,129	218,807
FLIR Systems, Inc.*	602	16,976
Harris Corp.	1,727	82,015
Hewlett-Packard Co.	33,781	1,795,460
International Business Machines Corp.	10,663	1,367,530
Jabil Circuit, Inc.	12,611	204,172
JDS Uniphase Corp. *	2,523	31,613
Juniper Networks, Inc. *	1,882	57,740
Lexmark International, Inc. Class A *	2,230	80,458
Molex, Inc.	2,316	48,312
Motorola, Inc.*	40,622	285,166
NetApp, Inc. *	1,528	49,752
QLogic Corp. *	458	9,297
QUALCOMM, Inc.	3,485	146,335
SanDisk Corp. *	2,066	71,546
Tellabs, Inc.	4,097	31,014
Teradata Corp.*	800	23,112
Western Digital Corp. *	2,772	108,080
Xerox Corp.	27,914	272,162

Total Technology Hardware & Equipment		7,336,946

Telecommunication Services—3.0%
American Tower Corp. Class A *	577	24,586
AT&T, Inc.	64,149	1,657,610
CenturyTel, Inc.	1,499	53,155
Frontier Communications Corp.	3,876	28,837
MetroPCS Communications, Inc.*	6,933	49,086
Qwest Communications International, Inc.	44,088	230,139
Sprint Nextel Corp. *	118,826	451,539
Verizon Communications, Inc.	45,229	1,403,004
Windstream Corp.	3,542	38,572

Total Telecommunication Services		3,936,528

Transportation—1.7%
C.H. Robinson Worldwide, Inc.	1,872	104,551
CSX Corp.	2,789	141,960
Expeditors International Washington, Inc.	1,758	64,905
FedEx Corp.	6,125	572,075
Norfolk Southern Corp.	2,317	129,497
Ryder System, Inc.	1,872	72,559
Southwest Airlines Co.	14,590	192,880
Union Pacific Corp.	3,282	240,571
United Parcel Service, Inc. Class B	11,359	731,633

Total Transportation		2,250,631

Utilities—3.7%
AES Corp. *	16,154	177,694
Allegheny Energy, Inc.	2,070	47,610
Ameren Corp.	3,872	100,982
American Electric Power Co., Inc.	5,519	188,639
Centerpoint Energy, Inc.	8,994	129,154
CMS Energy Corp.	6,162	95,265
Consolidated Edison, Inc.	4,096	182,436
Constellation Energy Group, Inc.	7,405	259,990
Dominion Resources, Inc.	5,953	244,728
See notes to schedule of investments

Investments	Shares	Value

DTE Energy Co.	2,583	$115,202
Duke Energy Corp.	10,348	168,879
Edison International	5,064	173,037
Entergy Corp.	1,974	160,585
EQT Corp.	513	21,033
Exelon Corp.	4,954	217,035
FirstEnergy Corp.	4,117	160,934
FPL Group, Inc.	4,173	201,681
Integrys Energy Group, Inc.	3,231	153,085
Nicor, Inc.	957	40,117
NiSource, Inc.	6,642	104,944
Northeast Utilities	3,363	92,953
NRG Energy, Inc. *	8,275	172,948
Oneok, Inc.	1,808	82,535
Pepco Holdings, Inc.	8,058	138,195
PG&E Corp.	4,372	185,460
Pinnacle West Capital Corp.	1,158	43,691
PPL Corp.	3,742	103,691
Progress Energy, Inc.	3,373	132,761
Public Service Enterprise Group, Inc.	5,583	164,810
Questar Corp.	1,045	45,144
SCANA Corp.	1,877	70,556
Sempra Energy	2,113	105,439
Southern Co.	6,790	225,156
TECO Energy, Inc.	3,124	49,640
Wisconsin Energy Corp.	1,296	64,035
Xcel Energy, Inc.	6,652	141,022

Total Utilities		4,761,066

Total Investments—99.7%
(Cost $115,015,128)		128,898,492

Other Assets In Excess of Liabilities—0.3%		424,532

Net Assets—100.0%		$129,323,024

†	Based on the hierarchy of inputs used in fair value measurement, securities listed are level 1 quoted prices in active markets for identical securities.
*	Non-income producing security.
(a)	Real Estate Investment Trust.
See notes to schedule of investments

SCHEDULE OF INVESTMENTS
REVENUESHARES MID CAP FUND
March 31, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS†—99.7%
Automobiles & Components—0.6%
BorgWarner, Inc.*	12,280	$468,850
Gentex Corp.	2,830	54,959
Thor Industries, Inc.	6,099	184,251

Total Automobiles & Components		708,060

Banks—2.7%
Associated Banc-Corp.	12,913	178,199
Astoria Financial Corp.	9,896	143,492
BancorpSouth, Inc.	3,896	81,660
Bank of Hawaii Corp.	1,666	74,887
Cathay General Bancorp	8,385	97,685
City National Corp.	2,469	133,252
Commerce Bancshares, Inc.	3,129	128,727
Cullen/Frost Bankers, Inc.	1,908	106,466
First Niagara Financial Group, Inc.	4,369	62,127
FirstMerit Corp.	3,496	75,409
Fulton Financial Corp.	11,283	114,974
International Bancshares Corp.	4,372	100,512
New Alliance Bancshares, Inc.	3,730	47,073
New York Community Bancorp, Inc.	13,203	218,378
PacWest Bancorp	1,572	35,873
Prosperity Bancshares, Inc.	5,400	221,400
SVB Financial Group *	1,409	65,744
Synovus Financial Corp.	91,793	302,000
TCF Financial Corp.	11,358	181,047
Trustmark Corp.	3,559	86,946
Valley National Bancorp	6,004	92,281
Washington Federal, Inc.	3,794	77,094
Webster Financial Corp.	7,541	131,892
Westamerica Bancorp	560	32,284
Wilmington Trust Corp.	6,325	104,805

Total Banks		2,894,207

Capital Goods—13.0%
Aecom Technology Corp. *	24,445	693,505
AGCO Corp. *	23,173	831,216
Alliant Techsystems, Inc. *	5,047	410,321
Ametek, Inc.	5,881	243,826
BE Aerospace, Inc. *	9,310	283,490
Bucyrus International, Inc. Class A	5,504	363,209
Carlisle Cos., Inc.	7,265	276,797
Crane Co.	7,788	276,474
Donaldson Co., Inc.	4,912	221,629
Federal Signal Corp.	14,529	130,906
GATX Corp.	3,802	108,927
Graco, Inc.	2,224	71,168
Granite Construction, Inc.	6,933	209,515
Harsco Corp.	10,184	325,277
Hubbell, Inc. Class B	5,288	266,674
IDEX Corp.	4,373	144,746
Joy Global, Inc.	7,121	403,049
KBR, Inc.	70,611	1,564,741
Kennametal, Inc.	9,858	277,207
Lennox International, Inc.	7,788	345,164
Lincoln Electric Holdings, Inc.	3,486	189,394
MSC Industrial Direct Co. Class A	3,443	174,629
See notes to schedule of investments

Investments	Shares	Value

Nordson Corp.	1,644	$111,660
Oshkosh Truck Corp.*	15,089	608,690
Pentair, Inc.	8,937	318,336
Regal-Beloit Corp.	3,705	220,114
Shaw Group, Inc. *	25,602	881,221
SPX Corp.	9,391	622,811
Terex Corp. *	32,554	739,301
Thomas & Betts Corp. *	5,558	218,096
Timken Co.	15,441	463,384
Trinity Industries, Inc.	16,257	324,490
United Rentals, Inc. *	26,922	252,528
URS Corp. *	22,983	1,140,187
Valmont Industries, Inc.	2,411	199,703
Wabtec Corp.	3,717	156,560
Woodward Governor Co.	5,940	189,961

Total Capital Goods		14,258,906

Commercial & Professional Services—3.5%
Brink’s Co.	12,341	348,386
Clean Harbors, Inc. *	1,754	97,452
Copart, Inc. *	2,215	78,854
Corporate Executive Board Co.	2,232	59,349
Corrections Corp. of America *	6,727	133,598
Deluxe Corp.	10,152	197,152
FTI Consulting, Inc. *	3,024	118,904
Herman Miller, Inc.	11,322	204,475
HNI Corp.	7,178	191,150
Korn/Ferry International *	4,648	82,037
Manpower, Inc.	29,346	1,676,244
Mine Safety Appliances Co.	3,660	102,334
Navigant Consulting, Inc. *	4,934	59,849
Rollins, Inc.	5,615	121,733
Towers Watson & Co	3,800	180,500
Waste Connections, Inc. *	3,437	116,721

Total Commercial & Professional Services		3,768,738

Consumer Durables & Apparel—3.4%
American Greetings Corp. Class A	8,316	173,305
Fossil, Inc. *	4,761	179,680
Hanesbrands, Inc. *	15,979	444,536
KB Home	19,042	318,954
MDC Holdings, Inc.	3,089	106,910
Mohawk Industries, Inc. *	12,204	663,653
NVR, Inc. *	457	332,011
Phillips-Van Heusen Corp.	6,402	367,219
Ryland Group, Inc.	7,452	167,223
Timberland Co. Class A *	7,752	165,428
Toll Brothers, Inc. *	11,321	235,477
Tupperware Brands Corp.	4,281	206,430
Under Armour, Inc. Class A*	3,140	92,347
Warnaco Group, Inc. *	4,710	224,714

Total Consumer Durables & Apparel		3,677,887

Consumer Services—4.0%
Bally Technologies, Inc.*	10,968	444,643
Bob Evans Farms, Inc.	6,673	206,262
Boyd Gaming Corp. *	20,905	206,541
Brinker International, Inc.	28,115	542,057
Brinks Home Security Holding, Inc. *	1,812	77,101
Burger King Holdings, Inc.	8,660	184,112
Career Education Corp. *	6,615	209,299
Cheesecake Factory *	8,259	223,489
Chipotle Mexican Grill, Inc. Class A*	1,726	194,468
Corinthian Colleges, Inc. *	8,992	158,169
International Speedway Corp. Class A	2,529	65,172
ITT Educational Services, Inc. *	1,391	156,460
Life Time Fitness, Inc. *	3,795	106,640
See notes to schedule of investments

Investments	Shares	Value

Matthews International Corp. Class A	2,357	$83,674
Panera Bread Co. Class A *	2,119	162,082
Regis Corp.	16,289	304,279
Scientific Games Corp. Class A *	6,950	97,856
Service Corp. International	26,974	247,621
Sotheby’s	2,237	69,548
Strayer Education, Inc.	233	56,740
Wendy’s/Arby’s Group, Inc. Class A	88,090	440,450
WMS Industries, Inc. *	1,810	75,911

Total Consumer Services		4,312,574

Diversified Financials—2.2%
Affiliated Managers Group, Inc. *	1,291	101,989
AmeriCredit Corp. *	11,912	283,029
Eaton Vance Corp.	3,070	102,968
Greenhill & Co., Inc.	13,567	1,113,716
Jefferies Group, Inc.	9,175	217,172
MSCI, Inc. Class A *	1,493	53,897
Raymond James Financial, Inc.	11,768	314,676
SEI Investments Co.	6,015	132,150
Waddell & Reed Financial, Inc. Class A	2,782	100,263

Total Diversified Financials		2,419,860

Energy—3.6%
Arch Coal, Inc.	12,708	290,378
Atwood Oceanics, Inc.*	2,548	88,237
Bill Barrett Corp. *	2,218	68,115
Cimarex Energy Co.	2,127	126,301
Comstock Resources, Inc. *	905	28,779
Exterran Holdings, Inc. *	14,162	342,296
Forest Oil Corp. *	4,263	110,071
Frontier Oil Corp.	39,111	527,998
Helix Energy Solutions Group, Inc. *	16,337	212,871
Mariner Energy, Inc. *	7,093	106,182
Newfield Exploration Co. *	3,133	163,073
Oceaneering International, Inc. *	3,571	226,723
Overseas Shipholding Group, Inc.	3,153	123,692
Patriot Coal Corp. *	16,688	341,436
Patterson-UTI Energy, Inc.	8,065	112,668
Plains Exploration & Production Co. *	4,373	131,146
Pride International, Inc. *	6,500	195,715
Quicksilver Resources, Inc. *	6,323	88,965
Southern Union Co.	11,251	285,438
Superior Energy Services, Inc. *	8,321	174,907
Tidewater, Inc.	3,138	148,333
Unit Corp. *	2,117	89,507

Total Energy		3,982,831

Food & Staples Retailing—1.5%
BJ’s Wholesale Club, Inc. *	30,945	1,144,655
Ruddick Corp.	15,318	484,662

Total Food & Staples Retailing		1,629,317

Food Beverage & Tobacco—3.6%
Corn Products International, Inc.	12,869	446,040
Flowers Foods, Inc.	11,546	285,648
Green Mountain Coffee Roasters, Inc. *	6,138	594,281
Hansen Natural Corp. *	3,129	135,736
Lancaster Colony Corp.	2,142	126,292
Ralcorp Holdings, Inc. *	6,532	442,739
Smithfield Foods, Inc. *	77,245	1,602,062
Tootsie Roll Industries, Inc.	2,012	54,384
Universal Corp.	5,389	283,946

Total Food Beverage & Tobacco		3,971,128

See notes to schedule of investments

Investments	Shares	Value

Health Care Equipment & Services—9.7%
Beckman Coulter, Inc.	4,649	$291,957
Cerner Corp. *	2,227	189,429
Community Health Systems, Inc. *	38,910	1,436,945
Edwards Lifesciences Corp. *	1,505	148,814
Gen-Probe, Inc. *	1,098	54,900
Health Management Associates, Inc. Class A *	71,958	618,839
Health Net, Inc. *	67,346	1,674,894
Henry Schein, Inc. *	12,571	740,432
Hill-Rom Holdings, Inc. *	6,393	173,954
Hologic, Inc. *	11,777	218,346
IDEXX Laboratories, Inc. *	1,953	112,395
Immucor, Inc. *	1,540	34,481
Kindred Healthcare, Inc. *	27,075	488,704
Kinetic Concepts, Inc. *	5,622	268,788
LifePoint Hospitals, Inc. *	9,931	365,262
Lincare Holdings, Inc. *	4,391	197,068
Masimo Corp.	1,245	33,055
Omnicare, Inc.	27,216	769,941
Owens & Minor, Inc.	19,192	890,316
Psychiatric Solutions, Inc. *	8,891	264,952
ResMed, Inc. *	1,724	109,733
STERIS Corp.	4,606	155,038
Teleflex, Inc.	3,850	246,670
Thoratec Corp. *	1,219	40,776
Universal Health Services, Inc. Class B	9,735	341,601
VCA Antech, Inc. *	5,437	152,399
WellCare Health Plans, Inc. *	18,815	560,687

Total Health Care Equipment & Services		10,580,376

Household & Personal Products—1.0%
Alberto-Culver Co.	5,117	133,810
Church & Dwight Co., Inc.	4,145	277,508
Energizer Holdings, Inc. *	6,752	423,755
NBTY, Inc. *	5,878	282,026

Total Household & Personal Products		1,117,099

Insurance—5.6%
American Financial Group, Inc.	18,323	521,289
Arthur J. Gallagher & Co.	7,690	188,790
Brown & Brown, Inc.	5,502	98,596
Everest Re Group Ltd.	4,845	392,106
Fidelity National Financial, Inc. Class A	39,839	590,414
First American Corp.	18,362	621,370
Hanover Insurance Group, Inc.	6,416	279,802
HCC Insurance Holdings, Inc.	8,838	243,929
Horace Mann Educators Corp.	7,656	115,299
Mercury General Corp.	7,843	342,896
Old Republic International Corp.	34,476	437,156
Protective Life Corp.	16,390	360,416
Reinsurance Group of America, Inc.	14,065	738,693
StanCorp Financial Group, Inc.	6,945	330,790
Transatlantic Holdings, Inc.	1,261	66,581
Unitrin, Inc.	12,794	358,872
W.R. Berkley Corp.	17,477	455,975

Total Insurance		6,142,974

Materials—8.3%
Albemarle Corp.	5,566	237,279
AptarGroup, Inc.	4,986	196,199
Ashland, Inc.	22,103	1,166,374
Cabot Corp.	10,071	306,158
Carpenter Technology Corp.	6,594	241,340
Commercial Metals Co.	50,763	764,491
Cytec Industries, Inc.	7,625	356,393
Greif, Inc. Class A	5,560	305,355
Intrepid Potash, Inc. *	6,600	200,178
See notes to schedule of investments

Investments	Shares	Value

Louisiana-Pacific Corp. *	17,931	$162,276
Lubrizol Corp.	6,443	590,952
Martin Marietta Materials, Inc.	2,090	174,620
Minerals Technologies, Inc.	1,678	86,988
Olin Corp.	9,342	183,290
Packaging Corp of America	10,040	247,084
Reliance Steel & Aluminum Co.	15,134	745,047
RPM International, Inc.	18,122	386,723
Scotts Miracle-Grow Co. Class A	8,030	372,191
Sensient Technologies Corp.	4,681	136,030
Silgan Holdings, Inc.	1,075	64,747
Sonoco Products Co.	12,050	371,020
Steel Dynamics, Inc.	22,932	400,622
Temple-Inland, Inc.	19,036	388,905
Terra Industries, Inc.	4,597	210,359
Valspar Corp.	11,183	329,675
Worthington Industries, Inc.	25,531	441,431

Total Materials		9,065,727

Media—0.6%
DreamWorks Animation SKG, Inc. Class A *	1,925	75,826
Harte-Hanks, Inc.	8,853	113,850
John Wiley & Sons, Inc. Class A	4,040	174,851
Lamar Advertising Co. Class A *	3,950	135,683
Scholastic Corp.	6,819	190,931

Total Media		691,141

Pharmaceuticals, Biotechnology & Life Science—1.7%
Affymetrix, Inc. *	6,241	45,809
Bio-Rad Laboratories, Inc. Class A *	1,808	187,164
Charles River Laboratories International, Inc. *	3,861	151,776
Covance, Inc. *	3,744	229,845
Endo Pharmaceuticals Holdings, Inc. *	7,192	170,378
Medicis Pharmaceutical Corp. Class A	2,161	54,371
Mettler-Toledo International, Inc. *	1,762	192,410
OSI Pharmaceuticals, Inc. *	1,162	69,197
Perrigo Co.	4,875	286,261
Pharmaceutical Product Development, Inc.	6,708	159,315
Techne Corp.	399	25,412
United Therapeutics Corp. *	734	40,612
Valeant Pharmaceuticals International *	2,418	103,756
Varian, Inc. *	1,759	91,081
Vertex Pharmaceuticals, Inc *	262	10,708

Total Pharmaceuticals, Biotechnology & Life Science		1,818,095

Real Estate—2.0%
Alexandria Real Estate Equities, Inc. (a)	851	57,528
AMB Property Corp. (a)	2,658	72,404
BRE Properties, Inc. (a)	1,135	40,576
Camden Property Trust (a)	1,721	71,645
Corporate Office Properties Trust (a)	2,257	90,573
Cousins Properties, Inc. (a)	2,895	24,057
Duke Realty Corp. (a)	12,676	157,182
Equity One, Inc. (a)	1,617	30,545
Essex Property Trust, Inc. (a)	510	45,875
Federal Realty Investment Trust (a)	817	59,486
Highwoods Properties, Inc. (a)	1,425	45,215
Hospitality Properties Trust (a)	5,167	123,750
Jones Lang LaSalle, Inc.	4,671	340,470
Liberty Property Trust (a)	2,431	82,508
Macerich Co. (a)	2,975	113,972
Mack-Cali Realty Corp. (a)	2,259	79,630
Nationwide Health Properties, Inc. (a)	1,140	40,071
Omega Healthcare Investors, Inc. (a)	1,464	28,533
Potlatch Corp. (a)	1,560	54,662
Rayonier, Inc. (a)	2,897	131,611
Realty Income Corp. (a)	1,235	37,902
See notes to schedule of investments

Investments	Shares	Value

Regency Centers Corp. (a)	1,514	$56,730
Senior Housing Properties Trust (a)	5,142	113,895
SL Green Realty Corp. (a)	2,252	128,972
UDR, Inc. (a)	4,174	73,629
Weingarten Realty Investors (a)	3,192	68,820

Total Real Estate		2,170,241

Retailing—7.9%
99 Cents Only Stores *	10,535	171,721
Aaron’s, Inc.	6,264	208,842
Advance Auto Parts, Inc.	13,789	578,035
Aeropostale, Inc. *	8,482	244,536
American Eagle Outfitters, Inc.	19,650	363,918
AnnTaylor Stores Corp. *	15,430	319,401
Barnes & Noble, Inc.	25,434	549,883
Carmax, Inc. *	37,440	940,492
Chico’s FAS, Inc.	12,060	173,905
Coldwater Creek, Inc. *	24,840	172,390
Collective Brands, Inc. *	15,916	361,930
Dick’s Sporting Goods, Inc. *	18,545	484,210
Dollar Tree, Inc. *	9,515	563,478
Foot Locker, Inc.	56,065	843,218
Guess?, Inc.	4,747	223,014
J Crew Group, Inc. *	3,369	154,637
LKQ Corp. *	10,714	217,494
NetFlix, Inc. *	2,817	207,726
PetSmart, Inc.	19,251	615,262
Rent-A-Center, Inc. *	15,609	369,153
Saks, Inc. *	53,117	456,806
Williams-Sonoma, Inc.	17,400	457,446

Total Retailing		8,677,497

Semiconductors & Semiconductor Equipment—0.8%
Atmel Corp. *	29,420	147,983
Cree, Inc. *	1,099	77,172
Fairchild Semiconductor International, Inc. *	12,854	136,895
Integrated Device Technology, Inc. *	12,297	75,381
International Rectifier Corp. *	3,908	89,493
Intersil Corp. Class A	4,108	60,634
Lam Research Corp. *	3,891	145,212
RF Micro Devices, Inc. *	20,297	101,079
Semtech Corp. *	1,845	32,158
Silicon Laboratories, Inc. *	930	44,333

Total Semiconductors & Semiconductor Equipment		910,340

Software & Services—4.3%
ACI Worldwide, Inc. *	2,369	48,825
Acxiom Corp.*	11,398	204,480
Advent Software, Inc. *	673	30,117
Alliance Data Systems Corp. *	3,076	196,833
ANSYS, Inc.*	1,242	53,580
Broadridge Financial Solutions, Inc.	9,743	208,305
Cadence Design Systems, Inc. *	14,606	97,276
Convergys Corp. *	93,120	1,141,650
Digital River, Inc. *	1,512	45,814
DST Systems, Inc.	5,124	212,390
Equinix, Inc. *	865	84,199
FactSet Research Systems, Inc.	836	61,337
Fair Isaac Corp.	3,570	90,464
Gartner, Inc. *	6,593	146,628
Global Payments, Inc.	3,049	138,882
Hewitt Associates, Inc. Class A *	7,177	285,501
Informatica Corp. *	2,206	59,253
Jack Henry & Associates, Inc.	3,279	78,893
Lender Processing Services, Inc.	5,525	208,569
Mantech International Corp. Class A *	4,456	217,586
Mentor Graphics Corp. *	10,210	81,884
See notes to schedule of investments

Investments	Shares	Value

MICROS Systems, Inc. *	3,529	$116,034
NeuStar, Inc. Class A *	2,119	53,399
Parametric Technology Corp. *	6,533	117,921
Quest Software, Inc. *	4,088	72,726
Rovi Corp. *	1,652	61,339
Solera Holdings, Inc.	1,686	65,164
SRA International, Inc. Class A *	8,522	177,172
Sybase, Inc. *	2,746	128,019
Synopsys, Inc. *	6,664	149,074
ValueClick, Inc. *	5,802	58,832

Total Software & Services		4,692,146

Technology Hardware & Equipment—10.8%
3Com Corp. *	18,497	142,242
ADC Telecommunications, Inc. *	18,194	132,998
Adtran, Inc.	2,088	55,019
Arrow Electronics, Inc. *	53,590	1,614,667
Avnet, Inc. *	60,891	1,826,730
Ciena Corp. *	9,839	149,946
CommScope, Inc. *	12,292	344,422
Diebold, Inc.	10,991	349,074
F5 Networks, Inc. *	1,262	77,626
Ingram Micro, Inc. Class A *	173,499	3,044,907
Itron, Inc.	2,639	191,512
National Instruments Corp.	2,346	78,239
NCR Corp. *	48,040	662,952
Palm, Inc. *	7,841	29,482
Plantronics, Inc.	3,330	104,162
Polycom, Inc. *	4,322	132,167
Tech Data Corp. *	56,333	2,360,353
Trimble Navigation Ltd. *	4,807	138,057
Vishay Intertechnology, Inc. *	27,109	277,325
Zebra Technologies Corp. Class A *	3,033	89,777

Total Technology Hardware & Equipment		11,801,657

Telecommunication Services—0.9%
Cincinnati Bell, Inc. *	44,101	150,384
Syniverse Holdings, Inc. *	3,167	61,661
Telephone & Data Systems, Inc.	15,707	531,683
tw Telecom, Inc. *	11,329	205,621

Total Telecommunication Services		949,349

Transportation—2.4%
Airtran Holdings, Inc. *	47,456	241,076
Alaska Air Group, Inc. *	10,491	432,544
Alexander & Baldwin, Inc.	4,366	144,296
Con-way, Inc.	12,379	434,750
JB Hunt Transport Services, Inc.	9,669	346,924
JetBlue Airways Corp. *	57,425	320,432
Kansas City Southern *	5,171	187,035
Kirby Corp. *	3,560	135,814
Landstar System, Inc.	5,398	226,608
Werner Enterprises, Inc.	8,686	201,255

Total Transportation		2,670,734

Utilities—5.6%
AGL Resources, Inc.	6,914	267,226
Alliant Energy Corp.	11,647	387,379
Aqua America, Inc.	3,954	69,472
Atmos Energy Corp.	20,124	574,943
Black Hills Corp.	5,213	158,215
Cleco Corp.	3,392	90,058
DPL, Inc.	5,593	152,074
Dynegy, Inc. Class A *	323,737	407,909
Energen Corp.	3,308	153,921
Great Plains Energy, Inc.	10,480	194,614
See notes to schedule of investments

Investments	Shares	Value

Hawaiian Electric Industries, Inc.	11,983	$269,018
IDACORP, Inc.	3,319	114,904
MDU Resources Group, Inc.	19,711	425,363
National Fuel Gas Co.	4,711	238,141
NSTAR	9,416	333,515
NV Energy, Inc.	30,207	372,452
OGE Energy Corp.	7,760	302,174
PNM Resources, Inc.	14,199	177,913
UGI Corp.	25,361	673,080
Vectren Corp.	9,171	226,707
Westar Energy, Inc.	8,543	190,509
WGL Holdings, Inc.	8,198	284,061

Total Utilities		6,063,648

Total Investments—99.7%
(Cost $93,391,448)		108,974,532
Other Assets In Excess of Liabilities —0.3%		353,673

Net Assets—100.0%		$109,328,205

†	Based on the hierarchy of inputs used in fair value measurement, securities listed are level 1 quoted prices in active markets for identical securities.
*	Non-income producing security.
(a)	Real Estate Investment Trust.
See notes to schedule of investments

SCHEDULE OF INVESTMENTS
REVENUESHARES SMALL CAP FUND
March 31, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS†—100.0%
Automobiles & Components—0.4%
Drew Industries, Inc.*	3,198	$70,420
Spartan Motors, Inc.	16,800	94,080
Standard Motor Products, Inc.*	13,743	136,331
Superior Industries International, Inc.	4,761	76,557
Winnebago Industries, Inc.*	4,254	62,151

Total Automobiles & Components		439,539

Banks—3.3%
Bank Mutual Corp.	4,720	30,680
Bank of the Ozarks, Inc.	1,562	54,967
Boston Private Financial Holdings, Inc.	16,381	120,728
Brookline Bancorp, Inc.	2,578	27,430
City Holding Co.	1,200	41,148
Columbia Banking System, Inc.	2,296	46,632
Community Bank System, Inc.	3,047	69,411
Dime Community Bancshares, Inc.	3,279	41,414
East West Bancorp, Inc.	7,570	131,869
First BanCorp.	97,645	235,324
First Commonwealth Financial Corp.	13,363	89,666
First Financial Bancorp	3,027	53,850
First Financial Bankshares, Inc.	639	32,940
First Midwest Bancorp, Inc.	6,254	84,742
Glacier Bancorp, Inc.	5,038	76,729
Hancock Holding Co.	1,875	78,394
Hanmi Financial Corp.	32,555	78,132
Home Bancshares, Inc.	1,177	31,120
Independent Bank Corp.	2,035	50,183
Nara Bancorp, Inc.*	3,077	26,955
National Penn Bancshares, Inc.	17,033	117,528
NBT Bancorp, Inc.	3,213	73,417
Old National Bancorp.	7,792	93,114
Pinnacle Financial Partners, Inc.*	3,499	52,870
PrivateBancorp, Inc.	9,946	136,260
S&T Bancorp, Inc.	2,498	52,208
Signature Bank*	2,259	83,696
Simmons First National Corp. Class A	1,279	35,262
South Financial Group, Inc.	217,017	150,024
Sterling Bancorp	3,945	39,647
Sterling Bancshares, Inc.	10,944	61,068
Susquehanna Bancshares, Inc.	24,954	244,798
Tompkins Financial Corp.	910	33,197
TrustCo Bank Corp.	4,997	30,831
UMB Financial Corp.	2,943	119,486
Umpqua Holdings Corp.	7,072	93,775
United Bankshares, Inc.	4,096	107,397
United Community Banks, Inc.*	21,201	93,496
Whitney Holding Corp.	13,262	182,883
Wilshire Bancorp, Inc.	4,580	50,517
Wintrust Financial Corp.	4,993	185,790

Total Banks		3,439,578

Capital Goods—12.2%
A.O. Smith Corp.	7,943	417,563
AAON, Inc.	2,446	55,329
AAR Corp.*	12,551	311,516
Actuant Corp. Class A	13,652	266,897
Acuity Brands, Inc.	8,950	377,780
Aerovironment, Inc.*	1,366	35,666
Albany International Corp. Class A	7,569	162,961
American Science & Engineering, Inc.*	588	44,053
Apogee Enterprises, Inc.	11,979	189,388
Applied Industrial Technologies, Inc.	16,715	415,367
Applied Signal Technology, Inc.	1,654	32,385
Astec Industries, Inc.*	5,336	154,531
AZZ, Inc.	1,896	64,180
Badger Meter, Inc.	1,207	46,482
Baldor Electric Co.	10,666	398,908
Barnes Group, Inc.	11,351	220,777
Belden, Inc.	10,929	300,110
See notes to schedule of investments

Investments	Shares	Value

Brady Corp. Class A	7,590	$236,201
Briggs & Stratton Corp.	19,815	386,393
Cascade Corp.	3,804	122,527
Ceradyne, Inc.*	4,328	98,202
CIRCOR International, Inc.	4,972	165,120
CLARCOR, Inc.	5,003	172,553
Comfort Systems USA, Inc.	17,397	217,289
Cubic Corp.	4,543	163,548
Curtiss-Wright Corp.	10,505	365,574
Dycom Industries, Inc.*	4,527	39,702
EMCOR Group, Inc.*	40,651	1,001,233
Encore Wire Corp.	5,390	112,112
EnPro Industries, Inc.*	7,077	205,799
ESCO Technologies, Inc.	3,274	104,146
Esterline Technologies Corp.*	6,010	297,074
Gardner Denver, Inc.	8,012	352,848
GenCorp, Inc.*	15,596	89,833
Gibraltar Industries, Inc.*	9,908	124,940
Griffon Corp.*	17,620	219,545
II-VI, Inc.*	1,877	63,518
Insituform Technologies, Inc. Class A*	4,904	130,495
John Bean Technologies Corp.	8,441	148,055
Kaman Corp.	8,831	220,863
Kaydon Corp.	2,242	84,299
Lawson Products, Inc.	4,177	64,618
Lindsay Corp.	1,972	81,661
Lydall, Inc.*	7,078	55,562
Magnetek, Inc.*	9,961	16,734
Moog, Inc. Class A*	11,560	409,454
Mueller Industries, Inc.	11,151	298,735
NCI Building Systems, Inc.*	24,303	268,305
Orbital Sciences Corp.*	14,674	278,953
Powell Industries, Inc.*	1,467	47,722
Quanex Building Products Corp.	6,934	114,619
Robbins & Myers, Inc.	5,313	126,556
Simpson Manufacturing Co., Inc.	4,360	121,034
Standex International Corp.	5,515	142,122
Stanley, Inc.*	5,057	143,063
Teledyne Technologies, Inc.*	8,336	344,027
Toro Co.	6,652	327,079
Tredegar Corp.	7,883	134,642
Triumph Group, Inc.	4,471	313,372
Universal Forest Products, Inc.	8,290	319,331
Vicor Corp.*	4,120	56,897
Watsco, Inc.	6,112	347,651
Watts Water Technologies, Inc. Class A	6,899	214,283

Total Capital Goods		12,842,182

Commercial & Professional Services—5.2%
ABM Industries, Inc.	30,455	645,646
Administaff, Inc.	12,243	261,266
ATC Technology Corp.*	3,571	61,278
Bowne & Co., Inc.	17,985	200,713
CDI Corp.	12,376	181,432
Consolidated Graphics, Inc.*	6,475	268,130
Exponent, Inc.*	1,593	45,432
G&K Services, Inc. Class A	6,742	174,483
Geo Group, Inc.*	8,787	174,158
Healthcare Services Group, Inc.	5,677	127,108
Heidrick & Struggles International, Inc.	2,574	72,149
Interface, Inc. Class A	18,975	219,731
Kelly Services, Inc. Class A*	10,589	176,413
Mobile Mini, Inc.*	4,664	72,245
On Assignment, Inc.*	11,072	78,943
School Specialty, Inc.*	7,798	177,093
SFN Group, Inc*	54,698	438,131
Standard Register Co.	23,899	127,860
SYKES Enterprises, Inc.*	5,511	125,871
Tetra Tech, Inc.*	9,075	209,088
TrueBlue, Inc.*	13,232	205,096
United Stationers, Inc.*	14,801	871,039
Viad Corp.	7,546	155,070
Volt Information Sciences, Inc.*	41,906	427,860

Total Commercial & Professional Services		5,496,235

Consumer Durables & Apparel—7.5%
Arctic Cat, Inc.*	15,362	166,678
Blyth, Inc.*	1,386	43,313
Brunswick Corp.	47,025	750,989
Callaway Golf Co.	10,508	92,681
Carter’s, Inc.*	11,277	340,002
See notes to schedule of investments

Investments	Shares	Value

CROCS, Inc.*	21,270	$186,538
Deckers Outdoor Corp.*	1,332	183,816
Ethan Allen Interiors, Inc.	10,888	224,619
Helen of Troy Ltd.*	5,219	136,007
Iconix Brand Group, Inc.*	3,268	50,196
JAKKS Pacific, Inc.*	13,336	174,035
Kid Brands, Inc*	8,882	76,829
K-Swiss, Inc. Class A*	4,843	50,658
La-Z-Boy, Inc.*	23,840	298,954
Liz Claiborne, Inc.*	116,750	867,452
M/I Homes, Inc.*	9,335	136,758
Maidenform Brands, Inc.*	4,974	108,682
Meritage Homes Corp.*	11,037	231,777
Movado Group, Inc.	9,321	105,141
National Presto Industries, Inc.	859	102,144
Nautilus, Inc.*	23,170	69,973
Oxford Industries, Inc.	6,134	124,704
Perry Ellis International, Inc.*	11,214	253,997
Polaris Industries, Inc.	6,492	332,131
Pool Corp.	14,844	336,068
Quiksilver, Inc.*	213,163	1,008,260
RC2 Corp.*	5,234	78,353
Skechers U.S.A., Inc. Class A*	9,088	330,076
Skyline Corp.	1,966	36,568
Standard-Pacific Corp.*	66,973	302,718
Sturm Ruger & Co., Inc.	4,546	54,507
True Religion Apparel, Inc.*	2,837	86,131
UniFirst Corp.	3,872	199,408
Universal Electronics, Inc.*	2,326	51,963
Volcom, Inc.*	3,204	62,542
Wolverine World Wide, Inc.	7,338	213,976

Total Consumer Durables & Apparel		7,868,644

Consumer Services—5.4%
American Public Education, Inc*	738	34,391
BJ’s Restaurants, Inc.*	4,017	93,596
Buffalo Wild Wings, Inc.*	2,245	108,007
California Pizza Kitchen, Inc.*	8,959	150,422
Capella Education Co.*	747	69,351
CEC Entertainment, Inc.*	4,603	175,328
CKE Restaurants, Inc.	31,847	352,546
Coinstar, Inc.*	8,044	261,430
Cracker Barrel Old Country Store, Inc.	11,095	514,585
DineEquity, Inc.*	11,023	435,739
Hillenbrand, Inc.	5,749	126,421
Interval Leisure Group, Inc.*	5,711	83,152
Jack in the Box, Inc.*	23,123	544,546
Landry’s Restaurants, Inc.*	8,882	159,165
Marcus Corp.	5,207	67,639
Monarch Casino & Resort, Inc.*	3,129	26,722
Multimedia Games, Inc.*	4,465	17,414
O’Charleys, Inc.*	26,034	232,744
P.F. Chang’s China Bistro, Inc.*	5,706	251,806
Papa John’s International, Inc.*	8,853	227,611
Peet’s Coffee & Tea, Inc.*	1,660	65,819
Pinnacle Entertainment, Inc.*	18,189	177,161
Pre-Paid Legal Services, Inc.*	1,996	75,549
Red Robin Gourmet Burgers, Inc.*	9,624	235,211
Ruby Tuesday, Inc.*	34,685	366,620
Ruth’s Hospitality Group, Inc.*	26,446	140,164
Shuffle Master, Inc.*	4,028	32,989
Sonic Corp.*	13,276	146,700
Steak N Shake Co.*	455	173,478
Texas Roadhouse, Inc. Class A*	15,191	211,003
Universal Technical Institute, Inc.*	3,260	74,393

Total Consumer Services		5,631,702

Diversified Financials—1.1%
Cash America International, Inc.	5,823	229,891
Ezcorp, Inc. Class A*	6,096	125,578
First Cash Financial Services, Inc.*	2,923	63,049
Investment Technology Group, Inc.*	6,016	100,407
LaBranche & Co., Inc.*	11,562	60,816
optionsXpress Holdings, Inc.	2,782	45,319
Piper Jaffray Cos.*	1,510	60,853
Portfolio Recovery Associates, Inc.*	1,069	58,656
Rewards Network, Inc.	3,200	42,880
Stifel Financial Corp.*	3,245	174,419
SWS Group, Inc.	7,409	85,426
TradeStation Group, Inc.*	3,508	24,591
World Acceptance Corp.*	2,109	76,093

Total Diversified Financials		1,147,978

See notes to schedule of investments

Investments	Shares	Value

Energy—5.3%		$
Basic Energy Services, Inc.*	15,135		116,691
Bristow Group, Inc.*	5,432		204,949
CARBO Ceramics, Inc.	1,082		67,452
Dril-Quip, Inc.*	1,773		107,869
Gulf Island Fabrication, Inc.	2,665		57,964
Holly Corp.	28,382		792,142
Hornbeck Offshore Services, Inc.*	3,243		60,223
ION Geophysical Corp.*	13,652		67,168
Lufkin Industries, Inc.	1,739		137,642
Matrix Service Co.*	13,703		147,444
Oil States International, Inc.*	12,089		548,115
Penn Virginia Corp.	7,311		179,120
Petroleum Development Corp.*	2,728		63,208
Petroquest Energy, Inc.*	7,413		37,287
Pioneer Drilling Co.*	10,835		76,278
SEACOR Holdings, Inc.*	3,909		315,300
St. Mary Land & Exploration Co.	3,660		127,405
Stone Energy Corp.*	6,684		118,641
Superior Well Services, Inc.*	5,866		78,487
Swift Energy Co.*	2,970		91,298
Tetra Technologies, Inc.*	16,888		206,371
World Fuel Services Corp.	72,041		1,919,172

Total Energy			5,520,226

Food & Staples Retailing—4.4%
Andersons, Inc.	19,106		639,669
Casey’s General Stores, Inc.	28,369		890,787
Great Atlantic & Pacific Tea Co., Inc.*	145,406		1,115,263
Nash Finch Co.	25,872		870,593
Spartan Stores, Inc.	31,831		459,003
United Natural Foods, Inc.*	23,136		650,816

Total Food & Staples Retailing			4,626,131

Food Beverage & Tobacco—2.2%
Alliance One International, Inc.*	83,655		425,805
Boston Beer Co., Inc. Class A*	1,686		88,110
Calavo Growers, Inc.	3,588		65,445
Cal-Maine Foods, Inc.	5,702		193,241
Darling International, Inc.*	17,023		152,526
Diamond Foods, Inc.	3,134		131,753
Hain Celestial Group, Inc.*	12,615		218,870
J&J Snack Foods Corp.	2,997		130,280
Lance, Inc.	6,224		143,961
Sanderson Farms, Inc.	7,145		383,043
TreeHouse Foods, Inc.*	7,625		334,509

Total Food Beverage & Tobacco			2,267,543

Health Care Equipment & Services—10.1%
Abaxis, Inc.*	789		21,453
Air Methods Corp.*	2,625		89,250
Align Technology, Inc.*	3,496		67,613
Almost Family, Inc.*	1,292		48,695
Amedisys, Inc.*	6,111		337,449
American Medical Systems Holdings, Inc.*	4,856		90,224
AMERIGROUP Corp.*	34,269		1,139,102
AMN Healthcare Services, Inc.*	19,110		168,168
Amsurg Corp.*	5,237		113,067
Analogic Corp.	2,002		85,545
Bio-Reference Labs, Inc.*	1,760		77,387
Cantel Medical Corp.	2,519		50,002
Catalyst Health Solutions, Inc.*	13,791		570,672
Centene Corp.*	34,928		839,669
Chemed Corp.	4,399		239,218
Computer Programs & Systems, Inc.	449		17,547
CONMED Corp.*	5,582		132,907
Cooper Co., Inc.	5,142		199,921
Corvel Corp.*	1,627		58,165
Cross Country Healthcare, Inc.*	12,385		125,212
CryoLife, Inc.*	2,970		19,216
Cyberonics*	1,234		23,643
Eclipsys Corp.*	4,649		92,422
Genoptix, Inc.*	843		29,918
Gentiva Health Services, Inc.*	8,028		227,032
Greatbatch, Inc.*	4,926		104,382
Haemonetics Corp.*	1,824		104,242
Hanger Orthopedic Group, Inc.*	9,568		173,946
Healthspring, Inc.*	24,596		432,890
Healthways, Inc.*	7,530		121,007
HMS Holdings Corp.*	803		40,945
See notes to schedule of investments

Investments	Shares	Value

ICU Medical, Inc.*	1,084	$37,344
Integra Lifesciences Holdings Corp.*	3,385	148,365
Invacare Corp.	11,411	302,848
inVentiv Health, Inc.*	11,693	262,625
IPC The Hospitalist Co., Inc.*	1,765	61,969
Kensy Nash Corp.*	632	14,909
Landauer, Inc.	271	17,675
LCA-Vision, Inc.*	4,342	36,125
LHC Group, Inc.*	2,644	88,653
Magellan Health Services, Inc.*	12,314	535,413
Medcath Corp.*	15,085	157,940
Mednax, Inc.*	3,805	221,413
Meridian Bioscience, Inc.	1,133	23,079
Merit Medical Systems, Inc.*	2,384	36,356
Molina Healthcare, Inc.*	29,090	732,195
MWI Veterinary Supply, Inc.*	4,538	183,335
Natus Medical, Inc.*	1,980	31,502
Neogen Corp.*	1,057	26,531
Odyssey HealthCare, Inc.*	7,998	144,844
Omnicell, Inc.*	3,261	45,752
Osteotech, Inc.*	4,627	18,138
Palomar Medical Technologies, Inc.*	980	10,643
PharMerica Corp.*	21,773	396,704
Phase Forward, Inc.*	2,342	30,610
PSS World Medical, Inc.*	16,574	389,655
Quality Systems, Inc.	666	40,919
RehabCare Group, Inc.*	4,825	131,578
Res-Care, Inc.*	24,790	297,232
SurModics, Inc.*	907	18,993
Symmetry Medical, Inc.*	8,498	85,320
Theragenics Corp.*	9,788	16,248
West Pharmaceutical Services, Inc.	4,432	185,922
Zoll Medical Corp.*	2,456	64,740

Total Health Care Equipment & Services		10,636,484

Household & Personal Products—0.4%
Central Garden & Pet Co. Class A*	29,472	269,963
Mannatech, Inc.	20,857	69,662
WD-40 Co.	1,544	50,690

Total Household & Personal Products		390,315

Insurance—2.3%
American Physicians Capital, Inc.	976	31,183
Amerisafe, Inc.	2,798	45,803
Delphi Financial Group, Inc. Class A	12,212	307,254
eHealth, Inc.*	1,527	24,050
Employers Holdings, Inc.	6,024	89,456
Infinity Property & Casualty Corp.	3,753	170,536
National Financial Partners Corp.*	20,906	294,775
Navigators Group, Inc.*	2,595	102,061
Presidential Life Corp.	3,519	35,084
ProAssurance Corp.*	2,003	117,256
RLI Corp.	1,676	95,566
Safety Insurance Group, Inc.	2,851	107,397
Selective Insurance Group, Inc.	16,656	276,490
Stewart Information Services Corp.	24,326	335,700
Tower Group, Inc.	5,990	132,798
United Fire & Casualty Co.	5,514	99,197
Zenith National Insurance Corp.	3,420	131,054

Total Insurance		2,395,660

Materials—4.9%
A.M. Castle & Co.*	12,130	158,660
AMCOL International Corp.	4,741	128,955
American Vanguard Corp.	5,394	43,961
Arch Chemicals, Inc.	8,668	298,093
Balchem Corp.*	1,715	42,275
Brush Engineered Materials, Inc.*	6,523	147,224
Buckeye Technologies, Inc.*	15,534	203,185
Calgon Carbon Corp.*	4,837	82,809
Century Aluminum Co*	15,847	218,055
Clearwater Paper Corp.*	3,993	196,655
Deltic Timber Corp.	445	19,602
Eagle Materials, Inc.	4,106	108,973
H.B. Fuller Co.	10,009	232,309
Headwaters, Inc.*	25,240	115,852
Myers Industries, Inc.	13,728	143,869
Neenah Paper, Inc.	6,903	109,344
NewMarket Corp.	2,406	247,794
Olympic Steel, Inc.	3,590	117,214
See notes to schedule of investments

Investments	Shares	Value

OM Group, Inc.*	5,269	$178,514
Penford Corp.*	5,505	56,426
PolyOne Corp.*	50,728	519,454
Quaker Chemical Corp.	3,822	103,614
Rock-Tenn Co. Class A	10,015	456,384
RTI International Metals, Inc.*	4,057	123,049
Schulman A., Inc.	13,476	329,758
Schweitzer-Mauduit International, Inc.	1,997	94,977
Stepan Co.	3,677	205,508
Texas Industries, Inc.	4,693	160,360
Wausau Paper Corp.*	16,712	142,720
Zep, Inc.	5,433	118,874

Total Materials		5,104,467

Media—1.6%
Arbitron, Inc.	3,191	85,072
E.W. Scripps Co.*	26,163	221,077
Live Nation, Inc.*	97,649	1,415,911

Total Media		1,722,060

Pharmaceuticals, Biotechnology & Life Science—1.2%
Arqule, Inc.*	154	887
Cambrex Corp.*	8,022	32,489
Cubist Pharmaceuticals, Inc.*	4,991	112,497
Dionex Corp.*	936	69,994
Emergent Biosolutions, Inc.*	2,809	47,163
Enzo Biochem, Inc.*	2,749	16,549
eResearch Technology, Inc.*	2,874	19,859
Kendle International, Inc.*	6,501	113,637
Martek Biosciences Corp.*	3,468	78,065
Par Pharmaceutical Cos., Inc.*	7,385	183,148
Parexel International Corp.*	17,488	407,646
Regeneron Pharmaceuticals, Inc.*	3,088	81,801
Salix Pharmaceuticals Ltd.*	1,699	63,288
Savient Pharmaceuticals, Inc.*	11	159
Viropharma, Inc.*	6,045	82,393

Total Pharmaceuticals, Biotechnology & Life Science		1,309,575

Real Estate—1.5%
Acadia Realty Trust (a)	1,495	26,701
BioMed Realty Trust, Inc. (a)	4,229	69,948
Cedar Shopping Centers, Inc. (a)	5,419	42,864
Colonial Properties Trust (a)	5,263	67,787
DiamondRock Hospitality Co.* (a)	13,564	137,132
EastGroup Properties, Inc. (a)	753	28,418
Entertainment Properties Trust (a)	1,455	59,844
Extra Space Storage, Inc. (a)	4,293	54,435
Forestar Group, Inc.*	1,367	25,809
Franklin Street Properties Corp. (a)	1,762	25,426
Healthcare Realty Trust, Inc. (a)	1,962	45,695
Home Properties, Inc. (a)	1,958	91,634
Inland Real Estate Corp. (a)	3,877	35,475
Kilroy Realty Corp. (a)	1,605	49,498
Kite Realty Group Trust (a)	6,433	30,428
LaSalle Hotel Properties (a)	5,457	127,148
Lexington Realty Trust (a)	13,740	89,447
LTC Properties, Inc. (a)	377	10,202
Medical Properties Trust, Inc. (a)	2,196	23,014
Mid-America Apartment Communities, Inc. (a)	1,424	73,749
National Retail Properties, Inc. (a)	1,992	45,477
Parkway Properties, Inc. (a)	2,299	43,175
Pennsylvania Real Estate Investment Trust (a)	10,549	131,546
Post Properties, Inc. (a)	2,685	59,124
PS Business Parks, Inc. (a)	1,014	54,148
Sovran Self Storage, Inc. (a)	1,035	36,080
Tanger Factory Outlet Centers, Inc. (a)	1,198	51,706
Urstadt Biddle Properties, Inc. Class A (a)	984	15,557

Total Real Estate		1,551,467

Retailing—12.5%
Audiovox Corp. Class A *	15,484	120,466
Big 5 Sporting Goods Corp.	9,109	138,639
Blue Nile, Inc.*	867	47,702
Brown Shoe Co., Inc.	38,645	598,225
Buckle, Inc.	4,541	166,927
Cabela’s, Inc.*	36,109	631,546
Cato Corp. Class A	7,774	166,675
Childrens Place Retail Stores, Inc. *	9,646	429,729
Christopher & Banks Corp.	15,601	124,808
See notes to schedule of investments

Investments	Shares	Value

Dress Barn, Inc.*	12,242	$320,251
Finish Line Class A	24,587	401,260
Fred’s, Inc. Class A	33,887	405,966
Genesco, Inc.*	11,412	353,886
Group 1 Automotive, Inc.*	29,734	947,325
Gymboree Corp.*	4,138	213,645
Haverty Furniture Cos., Inc.	8,418	137,382
Hibbett Sports, Inc.*	4,878	124,779
HOT Topic, Inc.*	22,241	144,567
HSN, Inc.*	27,218	801,298
Jo-Ann Stores, Inc.*	10,295	432,184
Jos. A. Bank Clothiers, Inc.*	2,854	155,971
Lithia Motors, Inc. Class A*	40,316	258,022
Lumber Liquidators Holdings, Inc.*	3,385	90,278
MarineMax, Inc.*	13,353	143,678
Men’s Wearhouse, Inc.	16,798	402,144
Midas, Inc.*	4,054	45,729
Monro Muffler, Inc.	3,347	119,689
NutriSystem, Inc.	3,223	57,402
OfficeMax, Inc.*	99,447	1,632,920
PEP Boys-Manny, Moe & Jack	41,007	412,120
PetMed Express, Inc.	1,978	43,852
Sonic Automotive, Inc. Class A*	99,551	1,095,061
Stage Stores, Inc.	22,922	352,770
Stamps.com, Inc.*	1,494	15,089
Stein Mart, Inc.*	24,767	223,646
Tractor Supply Co.	10,924	634,138
Tuesday Morning Corp.*	56,337	371,261
Zale Corp.*	101,299	277,559
Zumiez, Inc.*	5,932	121,547

Total Retailing		13,160,136

Semiconductors & Semiconductor Equipment —1.6%
Actel Corp.*	2,995	41,481
Advanced Energy Industries, Inc.*	2,648	43,851
ATMI, Inc.*	2,532	48,893
Brooks Automation, Inc.*	5,833	51,447
Cabot Microelectronics Corp.*	1,545	58,447
Cohu, Inc.	2,112	29,082
Cymer, Inc.*	1,484	55,353
Cypress Semiconductor Corp.*	11,321	130,192
Diodes, Inc.*	3,613	80,931
DSP Group, Inc.*	6,870	57,227
Exar Corp.*	2,976	20,981
FEI Co.*	4,070	93,244
Hittite Microwave Corp.*	726	31,922
Kopin Corp.*	4,962	18,359
Kulicke & Soffa Industries, Inc.*	7,131	51,700
Micrel, Inc.	4,846	51,658
Microsemi Corp.*	4,954	85,902
MKS Instruments, Inc.*	4,358	85,373
Pericom Semiconductor Corp.*	2,500	26,775
Rudolph Technologies, Inc.*	1,814	15,546
Sigma Designs, Inc.*	3,671	43,061
Skyworks Solutions, Inc.*	10,338	161,273
Standard Microsystems Corp.*	3,269	76,102
Supertex, Inc.*	529	13,537
Tessera Technologies, Inc.*	1,473	29,872
TriQuint Semiconductor, Inc.*	18,950	132,650
Ultratech, Inc.*	998	13,573
Varian Semiconductor Equipment Associates, Inc.*	2,080	68,890
Veeco Instruments, Inc.*	2,021	87,914

Total Semiconductors & Semiconductor Equipment		1,705,236

Software & Services—3.9%
Blackbaud, Inc.	2,433	61,287
CACI International, Inc. Class A*	9,746	476,091
CIBER, Inc.*	59,168	221,288
CommVault Systems, Inc.*	2,046	43,682
comScore, Inc.*	1,326	22,131
Concur Technologies, Inc.*	1,059	43,430
CSG Systems International, Inc.*	4,705	98,617
CyberSource Corp.*	2,410	42,512
DealerTrack Holdings, Inc*	2,125	36,295
Ebix, Inc.*	908	14,501
Epicor Software Corp.*	9,855	94,214
EPIQ Systems, Inc.*	3,317	41,230
Forrester Research, Inc.*	1,679	50,488
Heartland Payment Systems, Inc.	24,368	453,245
Infospace, Inc.*	3,615	39,946
Integral Systems, Inc.*	3,146	30,296
See notes to schedule of investments

Investments	Shares	Value

Interactive Intelligence, Inc.*	4,310	$80,554
j2 Global Communications, Inc.*	2,181	51,035
JDA Software Group, Inc.*	2,915	81,095
Knot, Inc. *	1,880	14,702
Manhattan Associates, Inc.*	1,890	48,157
MAXIMUS, Inc.	2,647	161,282
NCI, Inc. Class A*	13,545	409,465
Netscout Systems, Inc.*	3,525	52,135
Perficient, Inc.*	4,258	47,988
Phoenix Technologies Ltd.*	3,971	12,787
Progress Software Corp.*	3,511	110,351
Radiant Systems, Inc.*	4,994	71,264
Smith Micro Software, Inc.*	2,472	21,852
Sonic Solutions*	2,370	22,207
StarTek, Inc.*	7,581	52,688
Take-Two Interactive Software, Inc.*	20,891	205,776
Taleo Corp. Class A*	1,694	43,892
TeleTech Holdings, Inc.*	11,128	190,066
THQ, Inc.*	33,955	238,025
Tyler Technologies, Inc.*	2,604	48,799
United Online, Inc.	24,718	184,891
Websense, Inc.*	3,215	73,206
Wright Express Corp.*	1,861	56,053

Total Software & Services		4,047,523

Technology Hardware & Equipment—8.1%
Adaptec, Inc.*	7,020	22,955
Agilysys, Inc.	14,229	158,938
Anixter International, Inc.*	19,455	911,467
Arris Group, Inc.*	17,345	208,313
Avid Technology, Inc.*	9,623	132,605
Bel Fuse, Inc. Class B	1,753	35,323
Benchmark Electronics, Inc.*	19,096	396,051
Black Box Corp.	6,161	189,512
Blue Coat Systems, Inc*	2,762	85,732
Brightpoint, Inc.*	82,798	623,469
Checkpoint Systems, Inc.*	9,270	205,052
Cognex Corp.	1,814	33,541
Compellent Technologies, Inc.*	939	16,479
Comtech Telecommunications Corp.*	2,950	94,371
CTS Corp.	10,226	96,329
Daktronics, Inc.	11,307	86,159
Digi International, Inc.*	3,823	40,677
DTS, Inc.*	435	14,807
Electro Scientific Industries, Inc.*	3,439	44,054
EMS Technologies, Inc.*	5,153	85,540
FARO Technologies, Inc.*	1,311	33,758
Gerber Scientific, Inc.*	20,876	129,640
Harmonic, Inc.*	10,139	63,977
Hutchinson Technology, Inc.*	10,547	65,813
Insight Enterprises, Inc.*	71,106	1,021,083
Intermec, Inc.*	9,608	136,241
Intevac, Inc.*	920	12,714
Keithley Instruments, Inc.	4,263	28,136
Littelfuse, Inc.*	2,518	95,709
LoJack Corp.*	6,098	25,185
Mercury Computer Systems, Inc.*	3,179	43,616
Methode Electronics, Inc.	10,525	104,198
MTS Systems Corp.	2,769	80,384
Netgear, Inc.*	5,104	133,214
Network Equipment Technologies, Inc.*	3,396	18,712
Newport Corp.*	7,876	98,450
Novatel Wireless, Inc.*	6,927	46,619
Park Electrochemical Corp.	1,530	43,972
PC-Tel, Inc.*	1,391	8,596
Plexus Corp.*	10,036	361,597
RadiSys Corp.*	5,766	51,663
Rogers Corp.*	1,740	50,477
Scansource, Inc.*	14,133	406,748
Stratasys, Inc.*	1,107	26,989
Symmetricom, Inc.*	7,412	43,212
Synaptics, Inc.*	2,988	82,499
SYNNEX Corp.*	46,475	1,373,802
Technitrol, Inc.	20,485	108,161
Tekelec*	5,294	96,139
Tollgrade Communications, Inc.*	1,265	7,957
TTM Technologies, Inc.*	9,903	87,939
Viasat, Inc.*	3,423	118,470

Total Technology Hardware & Equipment		8,487,044

See notes to schedule of investments

Investments	Shares	Value

Telecommunication Services—0.4%
Cbeyond Communications, Inc.*	5,022	$68,701
General Communication, Inc. Class A*	16,387	94,553
Iowa Telecommunications Services, Inc.	2,572	42,952
Neutral Tandem, Inc.*	1,498	23,938
NTELOS Holdings Corp.	6,279	111,704
USA Mobility, Inc.*	5,124	64,921

Total Telecommunication Services		406,769

Transportation—1.5%
Allegiant Travel Co.*	2,171	125,614
Arkansas Best Corp.	9,187	274,508
Forward Air Corp.	3,063	80,557
Heartland Express, Inc.	5,550	91,575
HUB Group, Inc. Class A*	9,522	266,426
Knight Transportation, Inc.	6,327	133,436
Old Dominion Freight Line, Inc.*	7,165	239,239
Skywest, Inc.	28,948	413,377

Total Transportation		1,624,732

Utilities—3.0%
ALLETE, Inc.	3,713	124,311
American States Water Co.	1,761	61,107
Avista Corp.	12,635	261,671
Central Vermont Public Service Corp.	2,852	57,525
CH Energy Group, Inc.	4,550	185,822
El Paso Electric Co.*	7,184	147,990
Laclede Group, Inc.	10,746	362,355
New Jersey Resources Corp.	13,919	522,798
Northwest Natural Gas Co.	4,097	190,920
Piedmont Natural Gas Co., Inc.	11,841	326,575
South Jersey Industries, Inc.	4,126	173,251
Southwest Gas Corp.	11,495	343,930
UIL Holdings Corp.	5,628	154,770
UniSource Energy Corp.	7,670	241,145

Total Utilities		3,154,170

Total Investments—100.0%
(Cost $87,867,958)		104,975,396

Other Assets In Excess of Liabilities—0.0% **		18,960

Net Assets—100.0%		$104,994,356

†	Based on the hierarchy of inputs used in fair value measurement, securities listed are level 1 quoted prices in active markets for identical securities.
*	Non-income producing security.
**	Represents less than 0.05%.
(a)	Real Estate Investment Trust.
See notes to schedule of investments

SCHEDULE OF INVESTMENTS
REVENUESHARES FINANCIAL SECTOR FUND
March 31, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS†—100.0%
Capital Markets—10.2%
Ameriprise Financial, Inc.	2,056	$93,260
Bank of New York Mellon Corp.	3,320	102,522
Charles Schwab Corp.	2,793	52,201
E*Trade Financial Corp. *	19,886	32,812
Federated Investors, Inc. Class B	526	13,876
Franklin Resources, Inc.	436	48,352
Goldman Sachs Group, Inc.	2,928	499,604
Invesco Ltd.	1,186	25,985
Janus Capital Group, Inc.	641	9,160
Legg Mason, Inc.	1,574	45,127
Morgan Stanley	10,989	321,868
Northern Trust Corp.	1,047	57,857
State Street Corp.	2,743	123,819
T. Rowe Price Group, Inc.	350	19,226

Total Capital Markets		1,445,669

Commercial Banks—17.9%
BB&T Corp.	4,480	145,107
Comerica, Inc.	1,311	49,870
Fifth Third Bancorp	8,661	117,703
First Horizon National Corp.*	1,959	27,524
Huntington Bancshares, Inc.	9,496	50,994
KeyCorp	11,231	87,040
M&T Bank Corp.	687	54,534
Marshall & Ilsley Corp.	6,622	53,307
PNC Financial Services Group, Inc.	3,515	209,846
Regions Financial Corp.	17,960	140,986
SunTrust Banks, Inc.	5,389	144,371
U.S. Bancorp	9,154	236,906
Wells Fargo & Co.	37,351	1,162,363
Zions Bancorporation	2,827	61,685

Total Commercial Banks		2,542,236

Consumer Finance—4.5%
American Express Co.	7,368	304,004
Capital One Financial Corp.	4,574	189,409
Discover Financial Services	4,306	64,159
SLM Corp.*	5,859	73,355

Total Consumer Finance		630,927

Diversified Financials Services—32.5%
Bank of America Corp.	104,191	1,859,810
Citigroup, Inc.*	300,639	1,217,588
CME Group, Inc.	92	29,082
IntercontinentalExchange, Inc. *	113	12,676
JPMorgan Chase & Co.	30,413	1,360,982
Leucadia National Corp.*	469	11,636
Moody’s Corp.	749	22,283
Nasdaq OMX Group *	2,004	42,324
NYSE Euronext	2,047	60,612

Total Diversified Financials		4,616,993

Insurance—31.8%
Aflac, Inc.	4,239	230,135
Allstate Corp.	12,018	388,302
American International Group, Inc.*	19,849	677,645
AON Corp.	2,178	93,022
Assurant, Inc.	3,252	111,804
Berkshire Hathaway, Inc. Class B *	2,134	173,430
Chubb Corp.	2,873	148,965
Cincinnati Financial Corp.	1,602	46,298
Genworth Financial, Inc. Class A *	9,474	173,753
Hartford Financial Services Group, Inc.	8,598	244,355
Lincoln National Corp.	4,127	126,699
Loews Corp.	4,042	150,686
See notes to schedule of investments

Investments	Shares	Value

Marsh & McLennan Cos., Inc.	5,286	$129,084
Metlife, Inc.	13,046	565,414
Principal Financial Group, Inc.	4,235	123,704
Progressive Corp.	9,059	172,936
Prudential Financial, Inc.	7,016	424,468
Torchmark Corp.	818	43,771
Travelers Cos., Inc.	5,200	280,488
Unum Group	5,745	142,304
XL Capital Ltd. Class A	3,643	68,853

Total Insurance		4,516,116

Real Estate Investment Trusts—2.4%
Apartment Investment & Management Co. Class A	1,017	18,723
AvalonBay Communities, Inc.	127	10,966
Boston Properties, Inc.	251	18,935
Equity Residential	711	27,836
HCP, Inc.	368	12,144
Health Care REIT, Inc.	140	6,332
Host Hotels & Resorts, Inc.	4,800	70,319
Kimco Realty Corp.	776	12,137
Plum Creek Timber Co., Inc.	461	17,938
ProLogis	1,999	26,387
Public Storage, Inc.	236	21,710
Simon Property Group, Inc.	558	46,816
Ventas, Inc.	234	11,110
Vornado Realty Trust	435	32,930

Total Real Estate Investment Trusts		334,283

Real Estate Management & Development—0.4%
CB Richard Ellis Group, Inc. Class A *	3,785	59,992

Thrifts & Mortgage Finance—0.3%
Hudson City Bancorp, Inc.	2,458	34,805
People’s United Financial, Inc.	736	11,511

Total Thrifts & Mortgage Finance		46,316

Total Investments—100.0%
(Cost $11,292,627)		14,192,532
Other Assets In Excess of Liabilities—0.0%**		5,849

Net Assets—100.0%		$14,198,381

†	Based on the hierarchy of inputs used in fair value measurement, securities listed are level 1 quoted prices in active markets for identical securities.
*	Non-income producing security.
**	Represents less than 0.05%.
See notes to schedule of investments

SCHEDULE OF INVESTMENTS
REVENUESHARES ADR FUND
March 31, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS†—95.9%
Automobiles & Components—7.2%
Daimler AG (a)	20,473	$962,436
Honda Motor Co. Ltd. (b)	24,189	853,630
Magna International, Inc. Class A*	2,406	148,811
Toyota Motor Corp. (b)	21,599	1,736,991

Total Automobiles & Components		3,701,868

Banks—11.4%
Banco Bilbao Vizcaya Argentaria SA (b)	29,379	402,199
Banco Bradesco SA (b)	23,316	429,714
Banco de Chile (b)	347	20,077
Banco Santander Chile (b)	401	27,356
Banco Santander SA (b)	35,717	473,965
Bank of Montreal	1,927	116,969
Bank of Nova Scotia	3,695	184,824
Barclays PLC (b)	24,820	539,835
Canadian Imperial Bank of Commerce Ltd.	1,406	102,638
Credicorp Ltd.	239	21,075
HSBC Holdings PLC (b)	15,528	787,113
KB Financial Group, Inc. (b)	97	4,652
Lloyds TSB Group PLC* (b)	158,196	609,055
Mitsubishi UFJ Financial Group, Inc. (b)	74,189	388,008
Mizuho Financial Group, Inc. (b)	58,574	230,782
National Bank of Greece SA* (b)	23,253	94,407
Royal Bank of Canada	4,250	247,988
Royal Bank of Scotland Group PLC* (b)	55,942	740,671
Shinhan Financial Group Co., Ltd (b)	153	12,164
Toronto-Dominion Bank	2,531	188,762
Westpac Banking Corp. (b)	1,733	220,230

Total Banks		5,842,484

Capital Goods—4.1%
ABB Ltd.* (b)	12,708	277,543
Empresa Brasileira de Aeronaut SA* (b)	1,968	47,153
Koninklijke Philips Electronics NV (a)	8,779	281,104
Kubota Corp. (b)	2,067	94,235
Mitsui & Co. Ltd. (b)	1,404	471,337
Siemens AG (b)	9,167	916,424
Tomkins PLC (b)	2,594	36,939

Total Capital Goods		2,124,735

Consumer Durables & Apparel—2.7%
Gildan Activewear, Inc.*	339	8,912
Luxottica Group SpA (b)	2,281	61,085
Panasonic Corp. (b)	42,995	658,684
Sony Corp. (b)	17,139	656,766

Total Consumer Durables & Apparel		1,385,447

Consumer Services—0.3%
Carnival PLC (b)	2,760	112,994
Intercontinental Hotels Group PLC (b)	842	13,169
Tim Hortons, Inc.	524	17,077

Total Consumer Services		143,240

Diversified Financials—5.6%
Credit Suisse Group AG (b)	8,002	411,143
Deutsche Bank AG (a)	6,622	509,033
ING Groep NV * (b)	151,320	1,507,148
Nomura Holdings, Inc. (b)	7,392	54,183
ORIX Corp. (b)	945	41,684
UBS AG * (a)	21,990	357,997

Total Diversified Financials		2,881,188

Energy—26.8%
BP PLC (b)	36,417	2,078,317
Cameco Corp.	633	17,351
See notes to schedule of investments

Investments	Shares	Value

Canadian Natural Resources Ltd.	1,074	$79,519
Cenvous Energy, Inc.	3,403	89,193
CNOOC Ltd. (b)	738	121,829
Enbridge, Inc.	1,970	94,068
EnCana Corp.	4,885	151,582
Enerplus Resources Fund (c)	344	8,156
ENI SpA (b)	21,480	1,008,056
Imperial Oil Ltd.	3,976	154,547
Nexen, Inc.	1,808	44,676
Penn West Energy Trust (c)	863	18,227
PetroChina Co. Ltd. (b)	11,048	1,295,047
Petroleo Brasilerio SA (b)	20,690	819,117
Repsol YPF SA (b)	23,183	551,292
Royal Dutch Shell PLC (b)	43,693	2,417,533
Royal Dutch Shell PLC (b)	41,817	2,419,531
StatoilHydro ASA (b)	27,812	648,854
Suncor Energy, Inc.	6,090	198,169
Talisman Energy, Inc.	2,958	50,463
Tenaris SA (b)	1,638	70,336
Total SA (b)	23,520	1,364,630
TransCanada Corp.	1,865	68,557

Total Energy		13,769,050

Food & Staples Retailing—0.5%
Delhaize Group SA (b)	2,984	240,182

Food Beverage & Tobacco—3.4%
Anheuser-Busch Inbev NV *, (b)	6,265	316,069
British American Tobacco PLC (b)	2,806	193,333
Diageo PLC (b)	1,913	129,032
Fomento Economico Mexicano SAB De CV (b)	2,678	127,285
Unilever NV (a)	16,117	486,089
Unilever PLC (b)	16,584	485,580

Total Food Beverage & Tobacco		1,737,388

Health Care Equipment & Services—0.2%
Fresenius Medical Care AG & Co. KGaA (b)	1,753	98,449
Smith & Nephew PLC (b)	656	32,839

Total Health Care Equipment & Services		131,288

Insurance—4.9%
Aegon NV* (a)	39,342	267,919
Aviva PLC (b)	69,641	834,996
China Life Insurance Co. Ltd. (b)	3,332	240,037
Manulife Financial Corp.	15,229	299,859
Prudential PLC (b)	40,857	677,409
Sun Life Financial, Inc.	6,468	207,817

Total Insurance		2,528,037

Materials—4.8%
Agnico-Eagle Mines Ltd.	97	5,400
Agrium, Inc.	1,118	78,964
Arcelormittal (b)	12,837	563,672
Barrick Gold Corp.	1,864	71,466
BHP Billiton Ltd. (b)	2,400	192,768
BHP Billiton PLC (b)	2,826	193,383
Cemex SAB de CV * (b)	12,166	124,215
Cia Siderurgica Nacional SA* (b)	1,225	48,914
Cia de Minas Buenaventura SA (b)	248	7,681
CRH PLC (b)	8,404	209,176
Eldorado Gold Corp.*	259	3,129
Fibria Celulose S.A. * (b)	1,240	27,131
Gerdau SA* (b)	7,199	117,344
Goldcorp, Inc.	639	23,784
IAMGOLD Corp.	598	7,906
Kinross Gold Corp.	1,219	20,833
Lihir Gold Ltd. (b)	334	9,405
POSCO (b)	1,555	181,951
Potash Corp. of Saskatchewan Inc.	286	34,134
Rio Tinto PLC (b)	1,523	360,539
Sociedad Quimica y Mera de Chile SA (b)	332	12,413
Southern Copper Corp.	1,012	32,050
Syngenta AG (b)	1,735	96,310
Teck Cominco Ltd. Class B *	1,364	59,416
Yamana Gold, Inc.	1,100	10,835

Total Materials		2,492,819

Media—0.9%
See notes to schedule of investments

Investments	Shares	Value

British Sky Broadcasting Group PLC (b)	2,125	$77,329
Grupo Televisa SA (b)	1,602	33,674
Pearson PLC (b)	4,901	76,897
Shaw Communications, Inc. Class B	1,259	25,016
Thomson Reuters Corp.	3,105	112,712
WPP PLC (b)	2,299	118,513

Total Media		444,141

Pharmaceuticals, Biotechnology & Life Sciences—3.0%
AstraZeneca PLC (b)	6,376	285,135
Biovail Corp.	422	7,077
Elan Corp. PLC * (b)	819	6,208
GlaxoSmithKline PLC (b)	10,064	387,664
Novartis AG (b)	7,137	386,112
Novo Nordisk A/S (b)	1,071	82,596
QIAGEN NV *	378	8,690
Sanofi-Aventis SA (b)	9,491	354,584
Shire PLC (b)	393	25,922

Total Pharmaceuticals, Biotechnology & Life Sciences		1,543,988

Real Estate—0.2%
Brookfield Asset Management, Inc. Class A	4,111	104,502

Semiconductors & Semiconductor Equipment—0.4%
Advantest Corp. (b)	255	6,395
ARM Holdings PLC (b)	382	4,084
ASML Holding N.V. (a)	558	19,753
STMicroelectronics NV (a)	7,480	73,753
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	7,130	74,794
United Microelectronics Corp. * (b)	6,223	23,398

Total Semiconductors & Semiconductor Equipment		202,177

Software & Services—0.3%
SAP AG (b)	2,700	130,059

Technology Hardware & Equipment—4.5%
Alcatel-Lucent * (b)	57,521	179,466
AU Optronics Corp. (b)	6,911	78,302
Canon, Inc. (b)	6,393	295,421
Hitachi Ltd.* (b)	22,845	849,605
Kyocera Corp. (b)	982	95,470
Nokia OYJ (b)	32,185	500,155
Research In Motion Ltd.*	1,278	94,508
Telefonaktiebolaget LM Ericsson (b)	23,008	239,973

Total Technology Hardware & Equipment		2,332,900

Telecommunication Services—12.1%
America Movil SAB de CV Series L (b)	4,991	251,247
BCE, Inc.	4,576	134,306
BT Group PLC (b)	17,051	319,024
China Mobile Ltd. (b)	11,737	564,784
Chunghwa Telecom Co, Ltd. (b)	2,492	48,420
Deutsche Telekom AG (b)	58,262	786,536
France Telecom SA (b)	23,019	553,147
Hellenic Telecommunications Organization SA (b)	11,597	72,829
Nippon Telegraph & Telephone Corp. (b)	42,829	900,265
NTT DoCoMo, Inc. (b)	25,125	381,900
Portugal Telecom SGPS SA (b)	7,331	81,447
Rogers Communications, Inc. Class B	2,624	89,557
SK Telecom Co., Ltd. (b)	4,710	81,295
Tele Norte Leste Participacoes SA (b)	7,471	131,938
Telecom Corp. of New Zealand, Ltd. (b)	3,787	29,236
Telecom Italia SpA (b)	23,120	331,541
Telefonica SA (b)	9,595	682,205
Telefonos de Mexico SAB de CV Class L (b)	4,908	76,565
TELUS Corp.	2,049	73,395
Vodafone Group PLC (b)	26,162	609,313

Total Telecommunication Services		6,198,950

Transportation—0.3%
Canadian National Railway Co.	920	55,742
Canadian Pacific Railway Ltd.	587	33,013
Lan Airlines SA (b)	1,718	30,323
Ryanair Holdings PLC * (b)	1,345	36,544

Total Transportation		155,622

See notes to schedule of investments

Investments	Shares	Value

Utilities—2.3%
Centrais Eletricas Brasileiras SA (b)	7,952	$119,280
CIA Energetica de Minas Gerais (b)	3,069	51,068
Empresa Nacional de Electricidad SA (b)	800	37,592
Enersis SA (b)	4,706	94,073
Korea Electric Power Corp.* (b)	13,837	224,713
National Grid PLC (b)	4,275	208,406
TransAlta Corp.	954	21,036
Veolia Environnement (b)	11,913	411,832

Total Utilities		1,168,000

Total Common Stocks
(Cost $46,689,866)		49,258,065

PREFERRED STOCKS—1.5%
Bank—0.8%
Itau Unibanco Banco Mlutiplo SA (b)	19,544	429,773

Food, Beverage & Tobacco—0.2%
Cia de Bebidas das Americas (b)	970	88,910

Materials—0.4%
Vale SA (b)	7,670	212,919

Utilities—0.1%
Cia Paranaense de Energia (b)	1193	24,433

Total Preferred Stocks
(Cost $652,273)		756,035

Total Investments—97.4%
(Cost $47,342,139)		50,014,100
Other Assets in Excess of Liabilities—2.6%		1,359,297

Net Assets—100.0%		$51,373,397

See notes to schedule of investments

Country	Value	% of Net Assets

Australia	$412,998	0.8%
Belgium	556,251	1.1
Brazil	2,547,694	5.0
Britain	9,911,574	19.3
Canada	3,452,181	6.7
Chile	221,835	0.4
China	1,535,084	3.0
Denmark	82,596	0.2
Finland	500,155	1.0
France	2,863,659	5.6
Germany	3,402,938	6.6
Greece	167,236	0.3
Hong Kong	686,613	1.3
Ireland	277,850	0.5
Italy	1,400,682	2.7
Japan	7,715,357	15.0
Luxembourg	634,008	1.2
Mexico	612,986	1.2
Netherlands	7,407,767	14.4
New Zealand	29,236	0.1
Norway	648,854	1.3
Papua N.Guinea	9,405	0.0 ††
Peru	28,756	0.1
Portugal	81,447	0.2
South Korea	504,774	1.0
Spain	2,109,659	4.1
Sweden	239,973	0.5
Switzerland	1,602,857	3.1
Taiwan	224,913	0.4
United States	144,762	0.3

Total Investments	50,014,100	97.4
Other Assets in Excess of
Liabilities	1,359,297	2.6

Net Assets	$51,373,397	100.0%

†	Based on the hierarchy of inputs used in fair value measurement, securities listed are level 1 quoted prices in active markets for identical securities.
*	Non-income producing security.
(a)	Registered Shares.
(b)	American Depositary Receipt.
(c)	Units.
††	Less than 0.05%.
See notes to schedule of investments

SCHEDULE OF INVESTMENTS
REVENUESHARES NAVELLIER OVERALL A-100 FUND
March 31, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS†—94.8%
Automobiles & Components—9.3%
Ford Motor Co.*	60,755	$763,691
TRW Automotive Holdings Corp. *	10,416	297,689

Total Automobiles & Components		1,061,380

Banks—1.0%
Bofi Holding, Inc. *	3,338	46,498
CorpBanca SA (a)	1,483	63,769

Total Banks		110,267

Capital Goods—1.8%
Miller Industries, Inc.	3,300	41,019
Oshkosh Corp.*	4,087	164,870

Total Capital Goods		205,889

Commercial & Professional Services—0.5%
51job, Inc. * (a)	1,813	32,670
RINO International Corp. *	1,229	29,164

Total Commercial & Professional Services		61,834

Consumer Durables & Apparel—2.9%
Deer Consumer Products, Inc.	2,428	29,476
Flexsteel Industries	3,994	54,278
La-Z-Boy, Inc.*	5,514	69,146
RG Barry Corp.	4,724	48,185
Skechers U.S.A., Inc. *	2,045	74,274
Steven Madden Ltd. *	1,154	56,315

Total Consumer Durables & Apparel		331,674

Consumer Services—0.8%
Capella Education Co. *	556	51,619
Ctrip.com International Ltd. * (a)	945	37,044

Total Consumer Services		88,663

Diversified Financials—0.6%
Main Street Capital Corp.	1,756	27,411
Nicholas Financial, Inc.	6,231	47,169

Total Diversified Financials		74,580

Energy—1.3%
L&L Energy, Inc. *	3,751	46,062
Oil States International, Inc. *	2,208	100,111

Total Energy		146,173

Food & Staples Retailing—0.4%
G Willi-Food International Ltd.*	7,821	46,613

Food Beverage & Tobacco—3.9%
Del Monte Foods Co.	12,164	177,594
Green Mountain Coffee Roasters, Inc. *	756	73,196
Hormel Foods Corp.	4,694	197,195

Total Food Beverage & Tobacco		447,985

Health Care Equipment & Services—11.6%
Alcon, Inc.	1,375	222,145
Edwards Lifesciences Corp.*	768	75,940
Intuitive Surgical, Inc. *	191	66,493
McKesson Corp.	12,078	793,766
Shamir Optical Industry Ltd.	3,652	35,534
Sirona Dental Systems, Inc. *	1,523	57,920
SXC Health Solutions Corp.*	1,190	80,063

Total Health Care Equipment & Services		1,331,861

See notes to schedule of investments

Investments	Shares	Value

Household & Personal Products—3.7%
Estee Lauder Cos., Inc. Class A	3,220	$208,882
Medifast, Inc. *	1,063	26,713
NBTY, Inc.*	2,458	117,935
Nu Skin Enterprises, Inc. Class A	2,432	70,771

Total Household & Personal Products		424,301

Materials—5.9%
China Agritech, Inc. *	2,425	60,286
China Green Agriculture, Inc. *	1,891	26,474
Clearwater Paper Corp. *	1,212	59,691
KapStone Paper and Packaging Corp. *	4,971	59,006
KMG Chemicals, Inc.	2,344	41,208
Lubrizol Corp.	1,576	144,551
Omnova Solutions, Inc.*	7,117	55,868
Teck Resourced Ltd. Class B *	5,339	232,566

Total Materials		679,650

Media—0.5%
Liberty Media Corp.-Capital Series A *	1,612	58,628

Pharmaceuticals, Biotechnology & Life Science—3.8%
Hi-Tech Pharmacal Co., Inc. *	1,159	25,660
Impax Laboratories, Inc. *	2,756	49,277
Obagi Medical Products, Inc. *	3,947	48,074
Perrigo Co.	1,569	92,133
Santarus, Inc. *	9,235	49,684
SeraCare Life Sciences, Inc. *	11,421	45,684
Valeant Pharmaceuticals International *	1,452	62,305
Warner Chilcott PLC Class A *	2,643	67,529

Total Pharmaceuticals, Biotechnology & life Science		440,346

Real Estate—1.0%
Annaly Capital Management, Inc. (b)	6,572	112,907

Retailing—3.0%
HSN, Inc. *	3,533	104,012
Kirkland’s, Inc. *	2,164	45,444
priceline.com, Inc. *	409	104,295
Select Comfort Corp. *	7,082	56,444
Winmark Corp.*	1,338	30,720

Total Retailing		340,915

Semiconductors & Semiconductor Equipment—3.5%
Arm Holdings, PLC (a)	5,019	53,653
Cree, Inc. *	855	60,038
Integrated Silicon Solutions, Inc. *	4,473	47,190
Marvell Technology Group Ltd.*	5,204	106,058
Mellanox Technologies Ltd. *	1,520	35,826
Power Integrations, Inc.	1,179	48,575
Volterra Semiconductor Corp. *	1,827	45,858

Total Semiconductors & Semiconductor Equipment		397,198

Software & Services—16.2%
Baidu, Inc * (a)	115	68,655
Check Point Software Technologies *	1,639	57,463
Cognizant Technology Solutions Corp. Class A *	2,726	138,971
Infosys Technologies Ltd. (a)	3,172	186,672
LML Payment Systems, Inc. *	19,082	47,133
Magic Software Enterprises Ltd.	18,333	46,749
Microsoft Corp.	27,102	793,275
MicroStrategy, Inc. Class A *	458	38,962
Patni Computer Systems Ltd. (a)	2,496	59,355
Perfect World Co. Ltd. * (a)	1,337	50,071
PLATO Learning, Inc.*	6,464	35,940
Vanceinfo Technologies, Inc. * (a)	1,607	35,820
VistaPrint NV	842	48,205
WebMD Health Corp. *	1,170	54,265
Wipro Ltd. * (a)	8,377	195,267

Total Software & Services		1,856,803

Technology Hardware & Equipment—21.0%
Acme Packet, Inc. *	2,502	48,239
Apple, Inc. *	3,778	887,565
Bell Microproducts, Inc. *	16,096	112,350
F5 Networks, Inc. *	929	57,143
Littelfuse, Inc. *	1,370	52,074
See notes to schedule of investments

Investments	Shares	Value

Measurement Specialties, Inc. *	3,306	$48,631
NetApp, Inc. *	4,020	130,891
Seagate Technology	14,316	261,409
Super Micro Computer, Inc. *	3,320	57,370
Tech Data Corp. *	15,957	668,597
Telestone Technologies Corp. *	1,577	27,598
TESSCO Technologies, Inc.	2,360	55,484

Total Technology Hardware & Equipment		2,407,351

Telecommunication Services—2.1%
AboveNet, Inc. *	642	32,569
B Communications Ltd. *	1,496	51,762
Cellcom Israel Ltd.	2,333	79,718
Partner Communications Co. Ltd. (a)	3,323	75,067

Total Telecommunication Services		239,116

Total Common Stocks
(Cost $10,266,226)		10,864,134

PREFERRED STOCK—5.1%
Food, Beverage & Tobacco—2.5%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A (a)	4,198	282,232

Media—0.8%
Net Servicos de Comunicacao SA * (a)	6,918	89,589

Telecommunication Services—1.0%
Nortel Inversora SA Class B * (a)	5,553	111,059

Transportation—0.8%
Gol Linhas Aereas Inteligentes SA (a)	7,745	95,961

Total Preferred Stocks		578,841
(Cost $ 599,736)

Total Investments—99.9%
(Cost $10,865,962)		11,442,975
Other Assets In Excess of Liabilities—0.1%		15,116

Net Assets—100.0%		$11,458,091

†	Based on the hierarchy of inputs used in fair value measurement, securities listed are level 1 quoted prices in active markets for identical securities.
*	Non-income producing security.
(a)	American Depositary Receipt
(b)	Real Estate Investment Trust
See notes to schedule of investments

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund and January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds, (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Fund’s corresponding benchmark (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. In June 2009, the Financial Accounting Standards Board (“FASB”) announced that effective for financial statements issued for interim and annual periods ending after September 15, 2009, FASB Accounting Standards Codification™ (“Codification”) will become the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission. All guidance contained in the Codification carries an equal level of authority. The Codification supersedes all previous non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification are now non-authoritative. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

3. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification TM (“ASC”) Topic 820 (formerly FAS 157) establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of March 31, 2010 in valuing the Funds’ assets carried at fair value:

Fund	Quoted Prices in Active Market (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	Common Stock	Preferred Stock
RevenueShares Large Cap Fund	$128,898,492	$ -	-	-	$128,898,492
RevenueShares Mid Cap Fund	108,974,532	-	-	-	108,974,532
RevenueShares Small Cap Fund	104,975,396	-	-	-	104,975,396
RevenueShares Financials Sector Fund	14,192,532	-		-	14,192,532
RevenueShares ADR Fund	49,258,065	756,035	-	-	50,014,100
RevenueShares Navellier Overall A-100 Fund	10,864,134	578,841	-	-	11,442,975

In January 2010, FASB issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers into and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. For the period ended March 31, 2010, there were no material transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010.

At March 31, 2010 the Funds did not hold any Level 2 or Level 3 securities. Please refer to the Schedule of Investments to view equity securities segregated by industry type.

4. FEDERAL INCOME TAX

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
RevenueShares Large Cap Fund	$115,015,128	$15,770,437	($1,887,073)	$ 13,883,364
RevenueShares Mid Cap Fund	93,391,448	16,050,781	(467,697)	15,583,084
RevenueShares Small Cap Fund	87,867,958	17,939,426	(831,988)	17,107,438
RevenueShares Financials Sector Fund	11,292,627	2,914,809	(14,904)	2,899,905
RevenueShares ADR Fund	47,342,139	3,198,422	(526,461)	2,671,961
RevenueShares Navellier Overall A-100 Fund	10,865,962	704,930	(127,917)	577,013

5. ADDITIONAL INFORMATION

The schedule of investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Funds’ audited annual report. This report includes additional information about the Funds.

6. SUBSEQUENT EVENTS

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has determined that there were no material events that would require disclosure in this report through this date.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry Vincent T. Lowry Principal Executive Officer

Date:	May 14, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent T. Lowry Vincent T. Lowry Principal Executive Officer

Date:	May 14, 2010

By:	/s/ Christopher Lanza Christopher Lanza Principal Financial Officer

Date:	May 14, 2010